AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 24, 2009
Securities Act File No. 333-92415
Investment Company Act File No. 811-9721

United States
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C., 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 23 ☑
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 27 ☐

FIXED INCOME SHARES
(Exact Name of Registrant as Specified in Charter)
C/O Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
(Address of Principal Executive Officer)
Registrant’s Telephone Number, including Area Code: (212) 739-3369

Copy to:

Thomas J. Fuccillo., Esq.	David C. Sullivan, Esq.
c/o Allianz Global Investors	Ropes & Gray LLP
1345 Avenue of the Americas	One International Place
New York, New York 10105	Boston, Massachusetts 02110
(Name and address of Agent for Service)
It is proposed that this filing will become effective:
☐ Immediately upon filing pursuant to paragraph (b),

☐ On                      pursuant to paragraph (b),

☐ 60 days after filing pursuant to paragraph (a)(1),

☐ On                      pursuant to paragraph (a)(1),

☑ 75 days after filing pursuant to paragraph (a)(2),
☐ On                      pursuant to paragraph (a)(2), of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed Post-Effective Amendment
This filing relates solely to Equity Shares: Series I. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

Subject to Completion
Preliminary Prospectus
Dated as of April 24, 2009
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
File Nos. 333-92415 and 811-09721
Prospectus
[ ___ ], 2009
Equity Shares: Series I
Equity Shares: Series I (the “Portfolio”) is a specialized equity portfolio developed for use within separately managed accounts. RCM Capital Management LLC, sub-adviser to the Portfolio (“RCM” or the “Sub-Adviser”), uses the Portfolio within the RCM International Equity Managed Account and RCM Global Equity Managed Account.

This cover is not part of the Prospectus.

Prospectus for Equity Shares: Series I

Equity Shares: Series I	This Prospectus explains what you should know about the Portfolio before you invest. Please read it carefully.

(the “Portfolio”)	The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
[ ___, 2009]

2     FISH: Series I

Risk/Return Summary

The following summary identifies the investment objective, principal investments and strategies, principal risks and fees and expenses of the Portfolio. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Portfolio begins on p. [ ]. Investors should be aware that the investments made by the Portfolio and the results achieved by the Portfolio are not expected to be the same as those made by other mutual funds managed by the Portfolio’s investment adviser, Allianz Global Investors Fund Management LLC (the “Manager”), or the Portfolio’s sub-advisers, RCM Capital Management LLC (“RCM”) and Allianz Global Investors Advisory GmbH (“AGIA” and, together with RCM, the “Sub-Adviser”).

It is possible to lose money on investments in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus     3

Equity Shares: Series I

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Portfolio Focus Equity securities of non- U.S. Companies	Approximate Primary Capitalization Range All capitalizations

	Portfolio Category International Stocks	Approximate Number of Holdings 10 — 50 securities with weights ranging from 2% — 10%	Dividend Frequency At least annually

The Portfolio seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowing made for investment purposes) in equity securities and equity-related instruments. The Portfolio primarily invests in companies with market capitalizations in excess of $2 billion, but may invest in companies of any capitalization. The Portfolio’s holdings normally consist primarily of securities of companies organized or headquartered outside of the United States, and the Portfolio normally has exposure to at least 3 different countries outside of the U.S. The Portfolio may invest without limit in emerging market securities. The Portfolio may also invest in initial public offerings (IPOs).

In making investment decisions for the Portfolio, the portfolio managers select investments on a bottom-up, company-specific basis from within the broad universe of investments. The portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. The portfolio managers may also consider, as appropriate, the economic and political environment for the region in which a company is located.

In selecting investments, the portfolio managers may seek the input of the Sub-Adviser’s global research analysts located worldwide in offices in Frankfurt, London, Tokyo, Hong Kong and San Francisco. In addition to traditional research activities, the portfolio managers use RCM’s GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Portfolio invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Portfolio’s investment objective and as necessary for redemption purposes.

The Portfolio may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. While the Portfolio may hedge its exposure to foreign currencies, the portfolio managers typically do not engage in active management of the Portfolio’s currency exposure. In response to unfavorable market and other conditions, the Portfolio may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Portfolio may not achieve its investment objective when it does so.

The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio will not change its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities and equity-related instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”), as it may be amended or interpreted by the Securities and Exchange Commission (the “SEC”) from time to time.

4     FISH: Series I

Equity Shares: Series I continued

Principal Risks	Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk	• Credit Risk	• Leveraging Risk

• Issuer Risk	• Currency Risk	• Liquidity Risk

• Equity Securities Risk	• Derivatives Risk	• Management Risk

• Non-U.S. Investment Risk	• Focused Investment Risk	• Smaller Company Risk

• Emerging Markets Risk	• IPO Risk	• Turnover Risk

Please see “Summary of Principal Risks” for a description of these and other risks of investing in the Portfolio. It is possible to lose money on an investment in the Portfolio.

Performance Information	The Portfolio recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Portfolio.

Fees and Expenses of the Portfolio	These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio: (1)

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (Load) (as a
	on Purchases (as a percentage of offering price)	percentage of original purchase price)

Equity Shares: Series I	None	0%

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Total Annual
		Distribution		Portfolio	Fee Waiver/
		and/or Service	Other	Operating	Expense
	Advisory Fees*	(12b-1) Fees	Expenses**	Expenses	Reimbursements***	Net Expenses

Equity Shares: Series I	0%	0%	[ ]%	[ ]%	[ ]%	0%

*	See Note 1 below.

**	The amount under “Other Expenses” reflects the approximate amount of operating expenses of the Portfolio which are paid for by the Manager or its affiliates and are based upon an estimated amount for the Portfolio’s initial fiscal year ending October 31, 2009. See Note 1 below.

***	The Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses.

Examples: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: With or without redemption at the end of each period
	Year 1	Year 3

Equity Shares: Series I	$0	$0

(1)	The tables show net expenses of the Portfolio as 0%, reflecting the fact that the Manager or its affiliates are absorbing all expenses of operating the Portfolio, and the Manager and Sub-Adviser do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of “wrap-fee” programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to the Manager, the Sub-Adviser and/or their affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

Prospectus     5

Summary of Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio’s portfolio as a whole are called ''principal risks.’’ The principal risks of the Portfolio are identified in the Portfolio Summary and are summarized alphabetically in this section. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by the Portfolio can change over time. Securities and investment techniques that appear in bold type are described in greater detail under ''Characteristics and Risks of Securities and Investment Techniques’’ in this Prospectus. That section and ''Investment Objectives and Policies’’ in the Statement of Additional Information also include more information about the Portfolio, its investments and the related risks. There is no guarantee that the Portfolio will be able to achieve its investment objective. It is possible to lose money by investing in the Portfolio.

Credit Risk	The Portfolio is subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral if the Portfolio engages in securities lending), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	The Portfolio may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, and is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk	Derivatives are financial contracts the value of which depends on, or is derived from, the value of an underlying asset, reference rate or index. The Portfolio’s use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Portfolio may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Portfolio may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and the use of certain derivatives may subject the Portfolio to the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent the Portfolio writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Portfolio otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Portfolio’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. By investing in a derivative instrument, the Portfolio could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk	The Portfolio invests in non-U.S. securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Portfolio invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity,

6     FISH: Series I

legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Portfolio may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent the Portfolio invests in equity-related instruments it will also be subject to this risk.

The Portfolio may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing the Portfolio’s investments in a small number of issuers, industries, foreign currencies or regions increases risk. The Portfolio is “non-diversified” because it may invest a significant portion of its assets in a relatively small number of issuers, and therefore may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Portfolio’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Portfolio may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, if the Portfolio focuses its investments in a certain type of issuer, it will be particularly vulnerable to events affecting such type of issuer. Also, the Portfolio may have greater risk to the extent it invests a substantial portion of its assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. The Portfolio may from time to time invest a substantial portion of its assets in certain sectors, and during these periods will be subject to a greater extent to the risks associated with these sectors.

IPO Risk	The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of portfolios to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.

Prospectus     7

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk	Leverage, including borrowing, will cause the value of the Portfolio’s shares to be more volatile than if the Portfolio did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities. The Portfolio may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Portfolio, for any reason, is unable to close out the transaction. In addition, to the extent the Portfolio borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Portfolio’s investment returns, resulting in greater losses.

Liquidity Risk	The Portfolio is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling such illiquid securities at an advantageous time or price, or possibly requiring the Portfolio to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. To the extent that the Portfolio invests in securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk, it will tend to have the greatest exposure to liquidity risk.

Management Risk	The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Market Risk	The market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Because the Portfolio intends to invest substantially in common stocks and/or other equity securities, a principal risk of investing in the Portfolio is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk	Because the Portfolio invests primarily in non-U.S. securities, it may experience more rapid and extreme changes in value than portfolios that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Portfolio’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in non-U.S. securities. To the extent that the Portfolio invests a significant portion of its assets in a particular geographic area or in securities denominated in a particular non-U.S. currency, the Portfolio will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. For example, because the Portfolio may invest a substantial amount of its assets in particular countries, the Portfolio may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, the Portfolio’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. See “Tax Consequences.”

8     FISH: Series I

Short Selling Risk	The Portfolio may make use of short sales for investment and risk management purposes, including when the Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Portfolio’s portfolio. Short sales are transactions in which the Portfolio sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When the Portfolio engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio pays in connection with the short sale. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. The Portfolio’s loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. The Portfolio’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Portfolio. In addition, the Portfolio’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by the Portfolio is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Portfolio’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Additional Risks of Investing in the Portfolio	In addition to the risks described above, the Portfolio is newly formed and therefore has limited or no history for investors to evaluate. Also, it is possible that, as a new and smaller-sized Portfolio, it may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Portfolio’s size, has a disproportionate impact on the Portfolio’s performance results. The Portfolio would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Prospectus     9

Management of the Portfolio

Investment Adviser, Sub-adviser and Administrator	Allianz Global Investors Fund Management LLC (the “Manager”) serves as the investment adviser and administrator to the Portfolio. RCM Capital Management LLC (“RCM”) serves as sub-adviser to the Portfolio. Subject to the supervision of the Manager and the Board of Trustees, RCM is responsible for managing the investment activities of the Portfolio. RCM has, in turn, retained its affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA”), to conduct day-to-day management of the Portfolio (RCM and AGIA being referred to, collectively, as the “Sub-Adviser”). Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the Portfolio’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. The Manager, in its role as administrator, is also responsible for managing the Portfolio’s business affairs and other administrative matters. The Manager may retain affiliates to provide various administrative and other services required by the Portfolio.

The Manager is located at 1345 Avenue of Americas New York, NY 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. As of [ ], 2009, the Manager had approximately $[ ] billion in assets under management.

RCM, an affiliate of the Manager, is located at 4 Embarcadero Center, San Francisco, CA 94111. RCM is an investment management firm organized as a Delaware limited liability company (formerly Dresdner RCM Global Investors, LLC). RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of [ ], 2009, RCM had approximately $[ ] billion in assets under management.

AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA, an affiliate of the Manager and RCM, was established in 1990, and provides advisory services to high net worth clients and pooled products. As of [ ], 2009, AGIA had approximately $[ ] billion in assets under management , principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

Advisory Fees	The Portfolio does not pay any direct advisory or other fees. See “Risk/Return Summary — Fees and Expenses of the Portfolio” for more information on this arrangement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between the Manager and the Portfolio and the portfolio management agreements between the Manager and the RCM and between RCM and AGIA for the Portfolio will be available in the Portfolio’s initial annual report to shareholders for the period ended October 31, 2009.

Individual Portfolio Managers	The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of [67] analysts strategically positioned in the RCM Group’s offices worldwide as of [ ], 2009. The following investment professionals are responsible for managing the Portfolio, and Lucy MacDonald and Matthew Bowyer share primary responsibility as co-lead managers.

Lucy MacDonald is CIO of Global Equities, RCM London. Ms. MacDonald joined RCM in 2001 and has been portfolio manager of the Portfolio since its inception in 2009. Prior to joining RCM in 2001, she was a Director and Senior Portfolio Manager at Baring Asset Management. Ms. MacDonald graduated from Bristol University in 1984, and is an Associate of the Society of Investment Professionals (ASIP). Ms. MacDonald has 22 years of investment industry experience.

Matthew Bowyer, CFA, is a Director of the Global Equity Fund Management Team, RCM London. Mr. Bowyer joined RCM in 2004 and has been portfolio manager of the Portfolio since its inception in 2009. Prior to joining RCM in 2004, Mr. Bowyer was a consultant to the CIO of BNP Paribas Asset Management and previously he worked at Citigroup Asset Management from 1985 until 2002 where he was responsible for over $4 billion in global, EAFE and global sector mandates. He graduated from Harvard College in 1981 with a BA in Economics and from the London School of Economics in 1982 with an MSc in Economics. Mr. Bowyer has 23 years of investment industry experience.

10     FISH: Series I

Paul Schofield is Fund Manager within the Global Equity Team at AGIA and RCM (UK) Ltd. Mr. Schofield joined RCM in 1998 and has been portfolio manager of the Portfolio since its inception in 2009. Prior to joining RCM (UK), he was a Fixed Income Fund Administrator with Fleming Investment Management and, prior to that, he was an investment administrator with Lombard Odier International Portfolio Management Limited. Mr. Schofield holds a B.A. (Hons.) in Financial Services from the University of Portsmouth.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Portfolio.

Distributor	The Portfolio’s principal underwriter is Allianz Global Investors Distributors LLC (the “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”) and an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Legal Proceedings

In June and September 2004, the Manager and certain of its affiliates (including PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Manager or its affiliates or related injunctions.

The Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory or distribution activities relating to the Portfolio.

The foregoing speaks only as of the date of this Prospectus.

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Purchases and Redemptions

Eligible Investors and Opening an Account	Shares of the Portfolio may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. The Wrap Program Adviser is an affiliate of the Manager and the Sub-Adviser.

The Portfolio intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above and each investor, by purchasing shares, agrees to any such redemption. Best efforts will be made to provide the applicable wrap program sponsor with advance notice of any such redemption on behalf of the client.

Calculation of Share Price and Redemption Payments	When Portfolio shares are purchased or redeemed, the price that is paid or received is equal to the net asset value (“NAV”) of the shares, without any sales charges or other fees. NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Portfolio Shares Are Priced.”

In most cases, purchase and redemption orders are made based on instructions from the Wrap Program Adviser, in its capacity as investment adviser or sub-adviser to the applicable wrap account, to the broker-dealer who executes trades for the account. Purchase and redemption orders are processed at the NAV next calculated after the broker-dealer receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day.

The Portfolio does not calculate NAVs or process purchase or redemption orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is made on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Purchase and Redemption Procedures	There are no maximum or minimum initial investment requirements. The broker-dealer acting on behalf of an eligible client must submit a purchase or redemption order to the Portfolio’s transfer agent, Boston Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, either directly or through an appropriate clearing agency (e.g., the National Securities Clearing Corporation — Fund/SERV). The broker-dealer submitting an initial or subsequent order to purchase Portfolio shares must arrange to have federal funds wired to the transfer agent. Wiring instructions may be obtained by calling 1-800-462-9727.

Other Purchase Information	Purchases of Portfolio shares will normally be made only in full shares, but may be made in fractional shares under certain circumstances. Certificates for shares will not be issued.

The Portfolio reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject any purchase order. The Portfolio may do so in consultation with the Wrap Program Adviser.

Other Redemption Information	Redemption proceeds will ordinarily be sent by wire. Redemption proceeds will normally be wired within one to three business days after the redemption request, but may take up to seven days. Redemption proceeds on behalf of shareholders who are no longer eligible to invest in the Portfolio may receive their redemption proceeds by check. See “Eligible Investors and Opening an Account” above.

Redemptions of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Portfolio to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Portfolio may delay redemption payments for more than seven days, as permitted by law.

It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, the Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution.

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Market Timing Policy	In general, the practice of “market timing,” which includes short-term or excessive trading of mutual fund shares and other abusive trading practices, may have a detrimental effect on a mutual fund and its shareholders. Depending upon various factors such as the mutual fund’s size and the amount of its assets maintained in cash, market timing by fund shareholders may interfere with the efficient management of the fund’s portfolio, increase transaction costs and taxes, and harm the performance of the fund and its shareholders. Because the Portfolio is designed to be components of “wrap” accounts that also invest, at the direction of the Wrap Program Adviser, in individual securities and other investments, Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new monies (including through dividend reinvestment) or to accommodate reductions in account size. The Portfolio is managed in a manner that is consistent with their role in the “wrap” accounts. Because all purchase and redemption orders are initiated by the Wrap Program Adviser, “wrap” account clients are not in a position to effect purchase and redemption orders and are, therefore, unable to directly trade in Portfolio shares. The Board of Trustees has adopted a market timing policy, pursuant to which the Distributor monitors the Portfolio’s trading activity and has the ability to reject any purchase or redemption orders that the Distributor believes would adversely affect the Portfolio or its shareholders. Additionally, the Portfolio reserves the right to refuse such purchase or redemption orders.

Portfolio Holdings Policy	A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information.

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How Portfolio Shares Are Priced

The net asset value per share (“NAV”) of the Portfolio’s shares is determined by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio. Portfolio shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Portfolio’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Pricing services used in connection with valuing debt securities and other investments may use information provided by market makers or estimates of market values obtained from yield data relating to securities with similar characteristics. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Portfolio’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Portfolio.

The Portfolio may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Portfolio may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Portfolio is currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities.

For purposes of calculating NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Portfolio or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. [The calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.]

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Portfolio Distributions

The Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on the shares the day after the Portfolio receives your purchase payment. Dividends are declared and distributed at least annually.

In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually. Net short-term capital gains may be paid more frequently.

The Portfolio’s dividend and capital gain distributions will be paid only in cash. Dividends and capital gains will not be reinvested in additional Portfolio shares.

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[Tax Consequences]

Treatment as RIC	The Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Taxes on Portfolio Distributions	A shareholder subject to U.S. federal income tax will be subject to tax on Portfolio distributions whether they are paid in cash or reinvested in additional shares of the Portfolio. For federal income tax purposes, Portfolio distributions will be taxable to you as either ordinary income or capital gains.

Portfolio dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that the Portfolio owned for more than 12 months over net short-term capital losses) that are properly designated by the Portfolio as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Portfolio owned for 12 months or less generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of the Portfolio’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Portfolio may make total distributions during a taxable year in an amount that exceeds the Portfolio’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Portfolio as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Portfolio level.

Portfolio distributions are taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Portfolio distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Taxes When you Sell (Redeem) or Exchange Your Shares	Any gain resulting from the sale of Portfolio shares generally will be subject to federal income tax. When you exchange shares of the Portfolio for shares of another portfolio, the transaction generally will be treated as a sale of the Portfolio shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

A Note on Non-U.S. Investments.	The Portfolio’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Portfolio’s assets at year end consists of securities of foreign corporations, the Portfolio may be able to pass through to you a deduction or credit for foreign taxes paid by the Portfolio. The Portfolio’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

Backup Withholding	The Portfolio generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Portfolio that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

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This section relates only to U.S. federal income tax consequences to U.S. persons of investing in the Portfolio; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolio.

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Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Portfolio described under “Risk/Return Summary” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Portfolio from time to time. Most of these securities and investment techniques are discretionary, which means that the Sub-Adviser can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolio. As with any mutual fund, investors in the Portfolio rely on the professional investment judgment and skill of their investment advisers (RCM and AGIA) and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Portfolio.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Portfolio’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Portfolio’s portfolio managers have placed on it. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy.

Companies that the Portfolio’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Portfolio’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Portfolio may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

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Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Portfolio may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Portfolio is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Portfolio to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Initial Public Offerings	The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one Portfolio, if any, may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.

Non-U.S. Securities	The Portfolio intends to invest primarily in non-U.S. securities. The Sub-Adviser considers non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. It is expected that the Portfolio’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Portfolio may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S markets.

The Portfolio may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Portfolio to be types of equity securities.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved in the Portfolio’s investment in these securities. These risks include differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of

Prospectus     19

payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. See “Foreign Currencies” below.

Emerging Market Securities	The Portfolio may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with emerging market economies are those with securities markets that are, in the opinion of the Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	The Portfolio will invest in securities that trade in, and receive revenues in, foreign currencies and will be subject to currency risk. The Portfolio may also invest directly in foreign currencies. While the Portfolio may hedge its exposure to foreign currencies as described below, the portfolio managers typically do not engage in active management of the Portfolio’s currency exposure.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Portfolio’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio.

Foreign Currency Transactions. The Portfolio may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Portfolio may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces Portfolio’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Portfolio may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Portfolio if the value of

20     FISH: Series I

the hedged currency increases. The Portfolio may enter into these contracts to hedge against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Portfolio to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that the Portfolio engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Portfolio’s portfolio managers.

Derivatives	The Portfolio may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Portfolio may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Portfolio would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Portfolio will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Portfolio may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Portfolio may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Portfolio may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Portfolio may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Portfolio’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject the Portfolio to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolio.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Portfolio will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to portfolios that may write uncovered (or “naked”) options.

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Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Portfolio may wish to retain the Portfolio’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Portfolio will engage in derivatives transactions at any time or from time to time. the Portfolio’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Portfolio’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Portfolio investments. The Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Portfolio’s use of derivatives may accelerate and/ or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	The Portfolio may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that the Portfolio invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Portfolio bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to the Portfolio’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Portfolio may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Portfolio may not achieve its investment objectives when it does so. The Portfolio may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Portfolio expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds

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issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Portfolio may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by the Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Portfolio may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Portfolio’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Portfolio may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Credit Ratings and Unrated Securities	The Portfolio may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P, and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

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The Portfolio may purchase unrated securities (which are not rated by a rating agency) if the Sub-Adviser determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Portfolio invests a significant portion of assets in high yield securities and/or unrated securities, the Portfolio’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Portfolio invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Portfolio may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When the Portfolio holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares. Certain of the Portfolio’s investments, including variable- and floating-rate securities, may require the Portfolio to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it would otherwise have continued to hold. Please see “Taxation” in the Statement of Additional Information for more information.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Portfolio is called for redemption or conversion, the Portfolio could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Portfolio may be forced to convert a security before it would otherwise choose, which may decrease the Portfolio’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

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Loans of Portfolio Securities	For the purpose of achieving income, the Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. the Portfolio may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Portfolio’s assets. The Portfolio does not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	The Portfolio may make use of short sales for investment and risk management purposes, including when the Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held by the Portfolio. Short sales are transactions in which the Portfolio sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. When the Portfolio engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. The Portfolio is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Portfolio’s loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Portfolio. In addition, the Portfolio’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio. The Securities and Exchange Commission and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which the Portfolio may enter into short positions. Any such restrictions may hinder the Portfolio in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

When-Issued, Delayed Delivery and Forward Commitment Transactions	The Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio’s overall investment exposure. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	The Portfolio may enter into repurchase agreements, in which the Portfolio purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

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Reverse Repurchase Agreements and Other Borrowings	The Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to the Portfolio’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Portfolio but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. The Portfolio will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

The Portfolio also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Portfolio may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Portfolio.

In addition, the Portfolio may also employ leverage by engaging in certain derivative transactions that give rise to forms of leverage. See “Derivatives” above.

Illiquid Securities	The Portfolio may invest in illiquid securities so long as not more than 15% of the value of the Portfolio’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Portfolio, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts	The Portfolio may invest in real estate investment trusts (REITs). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Portfolio invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates and credit markets. The Portfolio’s investment in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. The Portfolio’s investments in REITs could cause the Portfolio to recognize income in excess of cash received from those securities and, as a result, the Portfolio may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

26     FISH: Series I

Investment in Other Investment Companies	The Portfolio may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers. To the extent the estimated fees and expenses of the Portfolio attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Portfolio’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Portfolio’s expense table in the Portfolio Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Portfolio may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover	The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Portfolio’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. If the Portfolio changes sub-advisers and/or investment objectives and policies or engages in reorganization transactions with other portfolios, it may experience increased portfolio turnover due to the differences between the Portfolio’s previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies	The investment objective of the Portfolio described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, the investment policies of the Portfolio may be changed by the Board of Trustees without shareholder approval. In addition, the Portfolio may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. If there is a change in the Portfolio’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations Portfolio investments listed in this Prospectus will apply at the time of investment. The Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Portfolio’s investments refer to total assets. Unless otherwise stated, if the Portfolio is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Portfolio may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Portfolio may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Portfolio to additional risks. In addition, the Portfolio may use GrassrootsSM Research in addition to its traditional research activities. GrassrootsSM Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Portfolio. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolio.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Portfolio is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Portfolio, the Manager or the Sub-Adviser. The Portfolio’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Portfolio’s ability to engage in securities transactions and take advantage of market opportunities.

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Financial Highlights

Because the Portfolio has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Portfolio.

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     Equity Shares: Series I

INVESTMENT ADVISER Allianz Global Investors Fund Management LLC 1345 Avenue of Americas New York, NY 10105	The Portfolio’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders, when they become available, include additional information about the Portfolio. The SAI is incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes.

INVESTMENT SUB-ADVISERS RCM Capital Management LLC 4 Embarcadero Center San Francisco, CA 94111	Because this Portfolio is used exclusively for separately managed accounts, the Trust does not make available its SAI and shareholders reports on its website for its shareholders.

Allianz Global Investors Advisory GmbH
Mainzer Landstrasse 11-13
Frankfurt-am-Main, Germany

ADMINISTRATOR
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
Allianz Global Investors Distributors LLC
1345 Avenue of Americas
New York, NY 10105
You may get free copies of the SAI and the annual or semi-annual report, when available, request other information about the Portfolio, or make inquiries by calling the Distributor at 1-800-462-9727 . You may review and copy information about the Portfolio, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the SEC at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Portfolio on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Portfolio’s file number under the Investment Company Act, which is 811-09721.

CUSTODIAN State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105

TRANSFER AGENT Boston Financial Data Services 330 West 9th Street Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP 1100 Walnut Street, Suite 1300 Kansas City, MO 64106

LEGAL COUNSEL Ropes & Gray LLP One International Place Boston, MA 02110

TRUSTEES & PRINCIPAL OFFICERS
Hans W. Kertess	Trustee and Chairman of the Board of Trustees
Paul Belica	Trustee
Robert E. Connor	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
R. Peter Sullivan III	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Lawrence G. Altadonna	Treasurer & Principal Financial & Accounting Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

30 FISH: Series I	Investment Company Act file No. 811-09721

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This cover is not part of the Prospectus.

Subject to Completion
Preliminary Statement of Additional Information
Dated as of April 24, 2009
The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
[Allianz Global Investors Managed Accounts Trust]
[(formerly known as Fixed Income Shares)]
Equity Shares: Series I
STATEMENT OF ADDITIONAL INFORMATION
[                     ], 2009
          This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for Equity Shares: Series I, a series of [Allianz Global Investors Managed Accounts Trust], [(formerly, Fixed Income Shares)] (the “Trust”), dated [ ___] 2009 and as supplemented from time to time (the “Prospectus”). Through the Prospectus and this Statement of Additional Information (the “SAI”), the Trust offers one series of shares: Equity Shares: Series I (the “Portfolio”).
          Copies of the Prospectus, which is incorporated by reference into (and is legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105
1-800-462-9727

THE TRUST
          The Trust is an open-end management investment company (“mutual fund”) that currently consists of [five] series, Fixed Income Shares: Series C, M, R, and H (collectively, the “FISH Series”) and Equity Shares: Series I, all of which are non-diversified. The Prospectus and this Statement of Additional Information offer shares of Equity Shares: Series I (the “Portfolio”) only. Shares of the FISH Series are offered by a separate prospectus and statement of additional information.
          The Trust was organized as a Massachusetts business trust on November 3, 1999.
INVESTMENT OBJECTIVES AND POLICIES
          In addition to the principal investment strategies and the principal risks of the Portfolio described in the Prospectus, the Portfolio may employ other investment practices and may be subject to additional risks which are described below. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under “Investment Restrictions” in this Statement of Additional Information, or by applicable law, the Portfolio may engage in each of the practices described below. However, the Portfolio is not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Portfolio. Unless otherwise stated herein, all investment policies of the Portfolio may be changed by the Board of Trustees without shareholder approval. In addition, the Portfolio may be subject to restrictions on its ability to utilize certain investments or investment techniques. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.
          Allianz Global Investors Fund Management LLC (“AGIFM” or the “Adviser”) serves as the investment adviser to the Portfolio. RCM Capital Management LLC (“RCM”) serves as the sub-adviser to the Portfolio. Subject to the supervision of the Adviser and the Board of Trustees, RCM is responsible for managing the investment activities of the Portfolio. RCM has, in turn, retained its affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA”), to conduct day-to-day management of the Portfolio (RCM and AGIA being referred to herein, collectively, as the “Sub-Adviser”). The Sub-Adviser makes all determinations with respect to the investment of the Portfolio’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Adviser, in its role as administrator, is also responsible for managing the Portfolio’s business affairs and other administrative matters.
Municipal Securities
     The Portfolio may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the state or region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which may enable the Portfolio to demand payment on short notice from the issuer or a financial intermediary.
     The Portfolio may purchase insured municipal debt securities in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.
     Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
     Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.
     Municipal securities may also include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
     The Portfolio may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Portfolio may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.
     The Portfolio may also invest in various short-term municipal securities, including tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. They may also be general obligations of the issuer. Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.
Mortgage-Related and Other Asset-Backed Securities
          The Portfolio may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Portfolio invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of the Portfolio to utilize these instruments successfully may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See “Mortgage Pass-Through Securities” below. The Portfolio may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”), and in other types of mortgage-related and asset-backed securities.
          Through investments in mortgage-related securities, including those that are issued by private issuers, the Portfolio may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as mortgage-related securities.
          In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
          The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
          Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in ''pools’’ of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association or “GNMA”) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
          The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

          Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (“Fannie Mae” or “FNMA”) or the Federal Home Loan Mortgage Corporation (''Freddie Mac” or “FHLMC”)). The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
          Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA was, until recently, a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Department of Housing and Urban Development and the Office of Federal Housing Enterprise Oversight (“OFHEO”). As described below under “U.S. Government Securities,” FNMA is now under in conservatorship by the Federal Housing Finance Agency (“FHFA”). FNMA primarily purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which includes state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers, although it may purchase other types of mortgages as well. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
          FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It was, until recently, a government-sponsored corporation formerly owned entirely by private stockholders. As described below under “U.S. Government Securities,” FHLMC is now under in conservatorship by the FHFA. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
          FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies. In May 2006, OFHEO, which regulates FNMA and FHLMC, released a report on certain accounting and corporate governance issues at FNMA. In the report, the OFHEO found that FNMA had not complied with generally accepted accounting principles (“GAAP”) for a large number of its accounting practices, had failed to maintain internal controls, had manipulated OFHEO regulators, had not appropriately informed its board of directors of its actions, and had not had a sufficiently independent board of directors. The OFHEO penalties triggered a settlement between FNMA and the Securities and Exchange Commission (“SEC”), which had conducted its own investigation. With respect to FHLMC, in its Information Statement and Annual Report for the fiscal year ended December 31, 2004, FHLMC identified material weaknesses relating to its internal controls and technology applications that affected its financial reporting systems. This caused FHLMC to restate its prior years’ financial statements to conform to GAAP. On September 27, 2007, FHLMC entered into a settlement with the SEC over charges related to FHLMC’s improper earnings management and non-compliance with certain GAAP reporting that, according to the SEC, occurred from at least the second quarter of 1998 through the third quarter of 2002. FHLMC agreed to pay a $50 million dollar civil penalty and was enjoined from engaging in activity that violates the anti-fraud provisions of the federal securities laws. FHLMC has resumed regular GAAP compliance reporting with the OFHEO, and has stated that it intends to begin the process of registering the company’s common stock with the SEC.
          Further, because of the recent difficulties faced by the U.S. housing and mortgage markets and the related concerns relating to FNMA’s and FHLMC’s capital levels, President Bush signed a bill on July 30, 2008 approving the U.S. Department of the Treasury’s plan to allow the government to buy stock of FNMA and FHLMC and to increase temporarily the two companies’ credit lines from the Treasury to meet short-term capital needs. The bill will also increase regulation of FNMA and FHLMC. In addition, the Federal Reserve voted to allow the Federal Reserve Bank of New York to lend emergency capital to FNMA and FHLMC, if needed.
          Additionally, there has been ongoing concern expressed by critics and certain members of Congress over the size of the borrowing and purchasing activities of both companies and the impact they have on the U.S. economy. Congress has also expressed concern over FNMA and FHLMC improperly using their non-profit and charitable foundations to evade campaign finance laws to lobby Congress, and has called on FNMA’s board to demand repayment of executive bonuses obtained as a result of improper accounting manipulations. Legislation may be enacted in the future that limits the size and scope of the activities of both FNMA and FHLMC and/or subjects these companies to further regulatory oversight.
          Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Portfolio’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Portfolio’s quality standards. Securities issued by certain private organizations may not be readily marketable. The Portfolio will not purchase mortgage-related securities or any other assets which in the Sub-Adviser’s opinion are illiquid if, as a result, more than 15% of the value of the Portfolio’s net assets (taken at market value at the time of investment) will be invested in illiquid securities.
          Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Portfolio’s industry concentration restrictions, see “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolio takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
          Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC, and their income streams.
          CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
          In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
          FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.
          If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
          Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.
          CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
          The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Portfolio may fail to recoup some or all of its initial investment in a CMO residual.
          CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Portfolio’s limitations on investment in illiquid securities.
          Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Portfolio to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolio can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Portfolio holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
          Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
          SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. SMBS may be deemed “illiquid” and subject to the Portfolio’s limitations on investment in illiquid securities.
          Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

          Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBs”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
          Asset-Backed Securities. The Portfolio may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.
          The underlying assets (e.g., loans) are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities. Asset-backed securities have many of the same characteristics and risks as the mortgage-backed securities described above.
          The Portfolio may purchase or have exposure to commercial paper, including asset-backed commercial paper (“ABCP”), that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a short-term debt security, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to the Portfolio investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers.
          However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.
          Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and the Portfolio may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. If the Portfolio purchases these subordinated notes, it will therefore have a higher likelihood of loss than investors in the senior notes.
          Collateralized Debt Obligations. The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
          For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
          The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
          Other Asset-Backed Securities. Similarly, the Adviser and Sub-Adviser expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Portfolio. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.
          Consistent with their investment objectives and policies, the Portfolio also may invest in other types of asset-backed securities.
Inflation-Indexed Bonds
          The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.
          Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount.

For example, if the Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. The Portfolio may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
          While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
          The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (''CPI-U’’), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
          Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Bank Obligations
          Bank obligations in which the Portfolio may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. Fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) may be considered illiquid for purposes of each Fund’s restrictions on investments in illiquid securities. Each Fund may also hold funds in an interest-bearing account for temporary purposes.
          Obligations of foreign banks involve certain risks associated with investing in described under “Non-U.S. Securities” below, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted and in turn adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Loan Participations and Assignments
          The Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Portfolio may invest may not be rated by any nationally recognized rating service.
          A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
          A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Portfolio were determined to be subject to the claims of the agent bank’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
          Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
          The Portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Portfolio bears a substantial risk of losing the entire amount invested.

          The Portfolio limits the amount of its total assets that it will invest in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, the Portfolio generally will treat the corporate borrower as the “issuer” of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, SEC interpretations currently require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as “issuers.” Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
          Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Portfolio’s investment restriction relating to the lending of funds or assets by the Portfolio.
          Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Sub-Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.
          The Portfolio may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, the Portfolio’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The Portfolio may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. With respect to assignments, the Portfolio’s rights against the borrower may be more limited than those held by the original lender.
Corporate Debt Securities
     The Portfolio may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. and non-U.S. companies, banks and other corporate entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.
     The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt securities may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
High Yield Securities (“Junk Bonds”)
     The Portfolio may invest in debt securities, including convertible securities, that are below investment grade quality. A security is considered to be below “investment grade” quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (i.e., rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)) or (2) if unrated, determined by the Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody’s, S&P’s and Fitch’s securities ratings are included in Appendix B to this Statement of Additional Information.
     Below investment grade securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. While investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high yield securities typically entail greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The Portfolio may continue to hold high yield securities following a decline in its rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities are described as “speculative” by ratings agencies. Securities ranked in the lowest investment grade category may also be considered speculative by certain ratings agencies.
     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, if it invests in such securities, the Portfolio may incur additional expenses to seek recovery. The market prices of high yield securities structured as “zero-coupon” or “pay-in-kind” securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. Even though such securities do not pay current interest in cash, the Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.
     Prices of high yield securities are generally more sensitive to economic downturns or individual corporate developments than higher quality securities. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield security, and could adversely affect the Portfolio’s daily net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. [The average maturity or duration of the debt securities held by the Portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, the Portfolio may sell a security and purchase another of comparable quality and maturity

(usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.
Creditor Liability and Participation on Creditors Committees
          Generally, when the Portfolio holds bonds or other similar fixed income securities of an issuer, the Portfolio becomes a creditor of the issuer. As creditor of an issuer, the Portfolio may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. The Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio would participate on such committees only when the Adviser and/or the Sub-Adviser believe that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.
Variable and Floating Rate Securities
          Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
          The Portfolio may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, the Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
          The Portfolio may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” above.
Event-Linked Exposure
          The Portfolio may obtain event-linked exposure by investing in “event-linked bonds,” “event-linked swaps,” or by implementing “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Portfolio to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
          Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectus. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so.
Convertible Securities and Synthetic Convertible Securities
          Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Portfolio is called for redemption or conversion, the Portfolio could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
          A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.
          Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
          The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
          If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.
          Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
          To the extent consistent with its other investment policies, the Portfolio may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing element”) and the right to acquire an equity security (“convertible element”). The income-producing element is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible element is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing element and its convertible element. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
          A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.
          The Portfolio may also purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes the credit risk associated with the investment.
Rights and Warrants to Purchase Securities
          A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
     Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.
     Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
Non-U.S. Securities
The Portfolio intends to invest primarily in non-U.S. securities. Such securities include, but are not limited to, U.S. dollar- or foreign currency-denominated corporate debt securities of non-U.S. issuers; non-U.S. equity securities; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S. bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some non-U.S. securities may be restricted against transfer within the United States or to a United States person. The Sub-Adviser considers non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. It is expected that the Portfolio’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Portfolio may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S markets. For more information about how the Sub-Adviser may define non-U.S. securities for purposes of asset tests and investment restrictions, see “Characteristics and Risks of Securities and Investment Techniques—Non-U.S. Securities” in the Prospectus.
American Depositary Receipts (“ADRs”) are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a non-U.S. issuer. European Depositary Receipts (“EDRs”) are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”) may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on non-U.S. portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), market disruption, the possibility of security suspensions, political instability that can affect U.S. investments in non-U.S. countries and potential restrictions on the flow of international capital. In addition, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities that are denominated or quoted in currencies other than the U.S. dollar. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio.

The Portfolio’s investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference could cause a portion of the Portfolio’s income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes. See “Taxation.”
Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.
     Emerging Market Securities. The risks of investing in foreign securities are particularly high when the issuers are tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Portfolio’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.
     Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Portfolio may invest in securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

     The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will be able or willing to honor their capitalization commitments for those entities.
     Passive Foreign Investment Companies. Some corporations domiciled outside the U.S. in which the Portfolio may invest may be considered passive foreign investment companies (“PFICs”) under U.S. tax laws. PFICs are those foreign corporations that generate primarily passive income, and can include “growth companies” or “start-up” companies.
     Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that the Portfolio may not realize that a foreign corporation they invest in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Portfolio intends to comply with federal tax reporting of these investments. See “Taxation” below for a more detailed discussion of the tax consequences of the Portfolio’s investment in PFICs.
          Subject to applicable limits under the 1940 Act, the Portfolio may also invest in foreign mutual funds that are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. In addition to bearing their proportionate share of a portfolio’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under “Other Investment Companies.”
Foreign Currencies and Related Transactions
     The Portfolio may invest in or utilize foreign currencies, forward foreign currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, currency swap transactions and other foreign currency-related transactions, these transactions may be used for a variety of reasons, including to hedge against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies, to increase exposure to a foreign currency for investment or hedging purposes, or to shift exposure of foreign currency fluctuations from one currency to another.
     The Portfolio may (but is not required to) hedge some or all of its exposure to foreign currencies derived through its investments to reduce the risk of loss due to fluctuations in currency exchange rates. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in such transactions at any given time or from time to time when it may be beneficial to do so. Foreign currency transactions may also be unsuccessful and may result in losses or may eliminate any chance for the Portfolio to benefit from favorable fluctuations in relevant foreign currencies.
     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Portfolio “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain that might be realized by the Portfolio if the value of the hedged currency increases.
     Forward foreign currency exchange contracts may be used for a variety of reasons, including the following circumstances:
     Lock In. When the Portfolio desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, the Portfolio may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio’s portfolio holdings denominated in the currency sold.
     Direct Hedge. If the Portfolio wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Sub-Adviser believes that the Portfolio can benefit from price appreciation in a given country’s currency but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Portfolio would hope to benefit from an increase (if any) in the value of the security.
     Proxy Hedge. The Portfolio might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Portfolio’s dividend distribution and are not reflected in its yield.
     Tax Consequences of Hedging. Under applicable tax law, the Portfolio’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to shareholders. Certain of the Portfolio’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Portfolio’s income distributions to constitute a return of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes. See “Taxation” below for further details.
          Among the risks facing the Portfolio as a result of utilization of foreign currencies and related transactions is the risk that the relative value of currencies will be different than anticipated by the Sub-Adviser. The Portfolio will segregate assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. Please see “Derivative Instruments” below for a description of other foreign currency related transactions that may be used by the Portfolio.
Real Estate Securities and Related Derivatives
     The Portfolio may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities.
     REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.
     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.
     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
     REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.
Borrowing
          Subject to the limitations described under “Investment Restrictions” below, the Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Portfolio’s assets and may cause the Portfolio to liquidate positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Portfolio’s total assets will require the Portfolio to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
          Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
          From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Portfolio and the other series of the Trust pursuant to guidelines approved by the Board of Trustees.
          In addition to borrowing for temporary purposes, the Portfolio may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolio’s limitations on borrowings as specified under “Investment Restrictions” below.
          A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction the Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
          The Portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolio’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Portfolio’s overall limitations on investments in illiquid securities.
          The Portfolio also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Portfolio’s repurchase of the underlying security. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security.
          The Portfolio will typically segregate or “earmark” assets determined to be liquid by the Adviser or the Portfolio’s Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements, dollar rolls and sale-buybacks. Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities that the Portfolio sold and is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls will be subject to the Portfolio’s limitations on borrowings as specified under “Investment Restrictions” below.

Derivative Instruments
     Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is always changing and the Portfolio may invest in derivatives other than those shown below.
     The value of some derivative instruments in which the Portfolio may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolio, the ability of the Portfolio to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If the Portfolio incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolio could be exposed to the risk of loss.
     The Portfolio might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If the Portfolio incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Portfolio might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Portfolio to close out or to liquidate its derivatives positions. The Portfolio’s use of derivatives may accelerate or increase the amount of ordinary income recognized by its shareholders.
     Options on Securities and Indexes. As described under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in the Prospectuses, the Portfolio may, among other things, purchase and sell put and call options on equity, debt or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, the Portfolio may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.
     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)
     The Portfolio will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Portfolio. A call option on a security is also “covered” if the Portfolio does not hold the underlying security or have the right to acquire it, but the Portfolio segregates assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis (a so-called “naked” call option). The Portfolio may not write “naked” call options on individual securities other than exchange traded funds (“ETFs”). For a call option on an index, the option is covered if the Portfolio segregates assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Portfolio holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Portfolio segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees.
     If an option written by the Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option with the same terms. In addition, the Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.
     The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date. See “Taxation.”
     The premium paid for a put or call option purchased by the Portfolio is an asset of the Portfolio. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued in accordance with the Trust’s valuation policies and procedures. See “Net Asset Value.”
     OTC Options. The Funds may also purchase and write over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Funds may also purchase and write so-called dealer options.
     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities, including ETFs, and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If the Portfolio were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Portfolio were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in the Portfolio’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price (the “strike price”) of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the writer of a call option on a securities index or ETF, the Portfolio forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.
     The value of call options written by the Portfolio will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
     The hours of trading for options may not conform to the hours during which the securities held by the Portfolio are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, the Portfolio’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect the Portfolio to the extent it engages in options transactions.
     If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Portfolio may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF written by the Portfolio is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).
     Foreign Currency Options. The Funds may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Portfolio’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when Sub-Adviser anticipates that the currency will appreciate or depreciate in value. In addition, the Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Portfolio to reduce foreign currency risk using such options.

     Futures Contracts and Options on Futures Contracts. The Funds may use interest rate, foreign currency, index and other futures contracts, and options on such contracts. For example, the Funds may invest in foreign exchange futures contracts and options thereon (“futures options”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Funds may also enter into futures contracts for the purchase or sale of securities. The Funds may purchase and sell futures contracts on various securities indexes (“Index Futures”) and related options for hedging purposes and for investment purposes. For example, the Funds may invest in Index Futures and related options when Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for the Portfolio pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, the Portfolio may diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated with investment in the securities of multiple issuers. The Portfolio may also minimize potential market and liquidity problems that may result from increases in positions already held by the Fund. The Portfolio’s purchase and sale of Index Futures is limited to contracts and exchanges that have been approved by the Commodity Futures Trading Commission (“CFTC”).
     Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.
     An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. The Portfolio will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, the Portfolio will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when the Portfolio has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Portfolio has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.
     The Portfolio may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions that remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Portfolio purchases such instruments. Positions in Index Futures may be closed out by the Portfolio only on the futures exchanges upon which the Index Futures are then traded.
     The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if the Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).
     A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.
     The Funds may purchase and write call and put options on futures contracts (“futures options”). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.
     When a purchase or sale of a futures contract is made by the Portfolio, the Fund is required to segregate a specified amount of assets determined to be liquid by the Manager or Sub-Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.
     The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.
     Commodity Futures Contracts and Options on Commodity Futures Contracts. In addition to other futures contracts and options thereon, the Funds may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made.
     Limitations on Use of Futures and Futures Options. The Funds may enter into positions in futures contracts and related options for hedging purposes, for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, the Funds may utilize futures contracts for investment and/or speculative purposes. For instance, the Portfolio may invest to a significant degree in Index Futures on stock indexes and related options (including those that may trade outside of the United States) as an alternative to purchasing individual stocks in order to gain or adjust their exposure to a particular market. The Funds may also use these investments to hedge against changes in the value of securities that the Sub-Adviser intends to purchase for the portfolio.
     When purchasing a futures contract, the Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of (or in certain cases, the obligation under) the futures contract. Alternatively, the Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
     When selling a futures contract, the Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, the Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
     When selling a call option on a futures contract, the Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or by taking other offsetting positions.
     When selling a put option on a futures contract, the Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or by taking other offsetting positions.
     The requirements for qualification as a regulated investment company also may limit the extent to which the Portfolio may enter into futures, futures options or forward contracts. See “Taxation.”
     The Trust is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.
     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In the case of futures contracts used for hedging purposes, some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of a security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in the Portfolio and the hedging vehicle. For example, if the price of the futures contract moves more than the price of the hedged security, the Portfolio would experience either a loss or gain on the future that is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, the Portfolio may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, the Funds may not choose to use futures and/or suitable hedging transactions may not be available in all circumstances. Even if a hedge is executed successfully, the Portfolio’s return may have been higher if no hedging had been attempted.
     Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.
     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
     There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures position or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
     Certain Consequences of Hedging. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Funds’ dividend distributions and are not reflected in yield. Under applicable tax law, the Portfolio’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to shareholders. Certain of the Portfolio’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes. See “Taxation” below for further details.
     Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolio. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
     Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks that subject the Portfolio’s investments to greater volatility than investments in traditional securities.
     Additional Risks of Options on Securities or Indexes, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities or indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless the Portfolio hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Portfolio to utilize these instruments successfully may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, the Portfolio’s use of such instruments may increase or accelerate the amount of ordinary income recognized by its shareholders.
     Swap Agreements. The Funds may enter into swap agreements with respect to interest rates, currencies, indexes or baskets of securities (or a single security) and other assets or measures of risk or return. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties generally are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index.
     Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
     The Funds also may enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Portfolio will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Portfolio writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
     Most swap agreements entered into by the Portfolio would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Portfolio’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered through the segregation of assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
     Whether the Portfolio’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
     Certain swap agreements are exempt from most provisions of the CEA and therefore are not regulated as futures or commodity option transactions under the CEA.
Hybrid Instruments
          The Portfolio may invest in “hybrid” or indexed securities, which is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.
          Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Portfolio.
          Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or fixed income securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolio will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
          Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Delayed Funding Loans and Revolving Credit Facilities
          The Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
          The Portfolio may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See “Loan Participations and Assignments” below. The terms of the participation require the Portfolio to make a pro rata share of all loans extended to the borrower and entitle the Portfolio to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and also limited opportunities may exist to resell such investments. These instruments may often be illiquid. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectus. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets that the Adviser or the Sub-Adviser, in accordance with procedures established by the Board of Trustees, have determined are liquid in an amount sufficient to meet such commitments.

When-Issued, Delayed Delivery and Forward Commitment Transactions
          The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Portfolio will segregate until the settlement date assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated.
          When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
          When the Portfolio has sold a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.
Short Sales
          The Portfolio may engage in short sales transactions. The Portfolio may make use of short sales for investment and risk management purposes, including when the Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Portfolio’s portfolio. Short sales are transactions in which the Portfolio sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. To the extent the Portfolio seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the risks described in this section, as well as to those described under “Derivative Instruments” above. When the Portfolio engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio pays in connection with the short sale. Until the Portfolio replaces a borrowed security, the Portfolio is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Portfolio is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker.
          Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short at no additional cost. Although it will not ordinarily do so, the Portfolio may engage in short sales that are not “against the box,” which involve additional risks. The Portfolio’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Portfolio. In addition, the Portfolio’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio if it utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.
          In the view of the Securities and Exchange Commission (“SEC”), a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box,” or unless the Portfolio’s obligation to deliver the securities sold short is “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.
          The Portfolio will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Portfolio’s total assets.
          The Portfolio’s short sale transactions will likely increase the portion of the Portfolio’s distributions that are taxable to the Portfolio’s shareholders as ordinary income. See “Taxation.”
Illiquid Securities
          The Portfolio may invest in securities that are illiquid so long as no more than 15% of the net assets of the Portfolio (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.
          The term ‘‘illiquid securities’’ for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Sub-Adviser’s opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).
          Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities
          Subject to certain conditions described in the Prospectus and below, the Portfolio may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. The amount of such loans by the Portfolio will amount to no more than 33 1/3% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Portfolio an amount equal to any dividends or interest received on the securities lent. The Portfolio may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Portfolio typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities involved. The Portfolio’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Portfolio in permissible investments, or a fee, if the collateral is U.S. Government securities.
U.S. Government Securities
          U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government-sponsored enterprises such as FHLMC and FNMA may be chartered or sponsored by Congress, they are not funded by Congressional appropriation and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and include increased credit risks. Until recently, FNMA and FHLMC were government-sponsored enterprises owned entirely by private stockholders. The value of these entities’ stock fell sharply in 2008 due to concerns that the entities did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the entities’ stock. More recently, in September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the FHFA, a newly created independent regulator. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
          In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury entered into Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the entity in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured-lending credit facility that is available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which is expected to continue until December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and PSPAs are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations, however, no assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.
          Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
          In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
          In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
          U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.
Preferred Stock
     Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.
     The Portfolio may invest in preferred stocks that pay fixed or adjustable rates of return. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
     Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which the Portfolio may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than and more sensitive to changes in interest rates than other types of preferred stocks that have a maturity date. The Portfolio may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.
     Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on another type of preferred stocks in which the Portfolio may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 7 or 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date, or upon notice, at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached. The auctions for auction preferred stock could fail if there are insufficient bidders and for other reasons, in which case the Portfolio as an owner may be required to hold the securities (which may continue to pay distributions at a contractually determined auction-failure rate) indefinitely and treat the securities as an illiquid investment.
Repurchase Agreements
          For the purposes of maintaining liquidity and achieving income, the Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the Portfolio would acquire a security for a relatively short period (usually not more than one week)

subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Sub-Adviser will monitor the creditworthiness of the counterparties.
Other Investment Companies
     The Portfolio may invest in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), to the extent that such investments are consistent with the Portfolio’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC.
     The Portfolio may invest in other investment companies during periods when there is a shortage of attractive securities available in the market, or when the Sub-Adviser believes share prices of other investment companies offer attractive values. The Portfolio may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for the Portfolio to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. The Portfolio may invest in investment companies that are advised by Allianz Global Fund Management or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC.
     As a stockholder in an investment company, the Portfolio will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Portfolio’s management fees and other expenses with respect to assets so invested. The Portfolio’s shareholders would therefore be subject to duplicative expenses to the extent the Portfolio invests in other investment companies. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same risks of leverage described in the Prospectus and herein.
Commercial Paper
     Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Commercial paper in which the Portfolio may invest may be U.S. dollar- or foreign currency-denominated obligations of domestic or foreign issuers, and may be rated or unrated (see Appendix A for a description of the ratings assigned by various rating agencies to commercial paper). The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. See also “Mortgage-Related and Asset-Backed Securities—Asset-Backed Securities” for a discussion of asset-backed commercial paper.
Money Market Instruments
Money market instruments may include, among other things, (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances and other bank obligations; (3) commercial paper; (4) corporate obligations with a remaining maturity of 397 days or less; and (5) repurchase agreements with banks or registered broker dealers. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest under direct arrangements between the Portfolio, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.
Zero Coupon, Pay-in-Kind and Step Coupon Securities
     Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a face value equal to the amount of the coupon payment that would have been made.
     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for the Portfolio to dispose of them or to determine their current value.

INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions
          The investment restrictions set forth below are fundamental policies of the Portfolio and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Portfolio. Under these restrictions, the Portfolio:
(1)	May not concentrate its investments in a particular “industry,” as that term is used in the 1940 Act, as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

(2)	May not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or that invest in real estate or interests therein.

(3)	May not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(4)	May not purchase or sell commodities. This restriction shall not prohibit the Portfolio, subject to the restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options, foreign exchange contracts, swap agreements and other financial transactions not requiring delivery of physical commodities.

(5)	May borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.

(6)	May not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act.

(7)	May not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Portfolio’s portfolio securities.
Non-Fundamental Investment Restrictions
          The Portfolio is also subject to the following non-fundamental restriction (which may be changed without shareholder approval). The Portfolio may not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-related instruments. The Portfolio may not change this non-fundamental investment restriction unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.
          In addition, the Portfolio is subject to the following non-fundamental restriction (which may be changed without shareholder approval). The Portfolio may not invest more than 15% of its net assets (taken at market value at the time of the investment) in “illiquid securities,” illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser’s or Sub-Adviser’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Other Information Regarding Investment Restrictions
          The Portfolio is also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust’s management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.
          Unless otherwise stated, all limitations applicable to the Portfolio’s investments will apply at the time of investment. The Portfolio will not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Any subsequent change in the percentage of the Portfolio’s total assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. The Manager or Sub-Adviser will take into account market, tax and other consequences to the Portfolio in considering whether or not sell or close out an investment that has become inconsistent with an investment limitation after its purchase due to market fluctuations, a change in ratings assigned to the security or other factors. In the event that ratings services assign different ratings to the same security, the Manager or Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings. Unless otherwise indicated, references to assets in the percentage limitations on the Portfolio’s investments refers to total assets.
          The Sub-Adviser may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Sub-Adviser) for purposes of the Portfolio’s investment restrictions and policies relating to industry concentration, and the approaches used by the Sub-Adviser may differ from one another.
          In addition, the Sub-Adviser may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Portfolio it sub-advises that are specific to that Sub-Adviser. For example, the Sub-Adviser may employ its own internally-developed definitions and standards in connection with defining Portfolio market capitalization criteria (e.g., determining whether a company is a “large,” “mid” or “small” capitalization company), characterizing a security as an “equity” or “fixed income” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,” “sector” or group of related industries or sectors, determining the scope of a “geographic region” and characterizing an investment as a U.S. or non-U.S. investment (or otherwise determining the location of an investment for purposes of the Portfolio’s geographic restrictions). In addition, the definitions and standards used by the Sub-Adviser may change over time and without notice to investors, and in certain cases the Sub-Adviser may use definitions and standards for the Portfolio that differ from the definitions and standards it uses for other series of the Trust or for other portfolios and accounts that it advises.
          Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.
          To the extent the Portfolio covers its commitment under a derivative instrument or other borrowing by the segregation of liquid assets, equal in value to the amount of the Portfolio’s commitment, or by entering into offsetting positions, such instrument is not considered a “senior security” for purposes of the asset coverage requirements otherwise applicable to borrowings by the Portfolio.
          The Portfolio interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Portfolio, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to an exemptive order of the SEC.

          The phrase “shareholder approval,” as used in the Prospectus, and the phrase a “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, Trust or share class, as the case may be, or (2) 67% or more of the shares of the Portfolio, Trust or share class, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT OF THE TRUST
Trustees and Officers
          The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.
          The Trustees and officers of the Trust, their dates of birth, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, New York 10105.
Trustees

				Number of
		Term of		Portfolios in
Name		Office and	Principal	Fund	Other
Address	Position(s)	Length of	Occupation(s)	Complex**	Directorships
and Date of	Held with	Time	During the Past	Overseen by	held by
Birth	Trust	Served*	5 Years	Trustee	Trustee
Independent Trustees***

Paul Belica 09/27/1921	Trustee	Since inception (March 2000)	Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc. Formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.	48	None

Robert E. Connor 09/17/1934	Trustee	Since 2000	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.	48	None

Hans W. Kertess 07/12/1939	Trustee, Chairman of the Board	Since 2005	President, H. Kertess & Co., a financial advisory company. Formerly, Managing Director, Royal Bank of Canada Capital Markets.	48	None

				Number of
		Term of		Portfolios in
Name		Office and	Principal	Fund	Other
Address	Position(s)	Length of	Occupation(s)	Complex**	Directorships
and Date of	Held with	Time	During the Past	Overseen by	held by
Birth	Trust	Served*	5 Years	Trustee	Trustee
William B. Ogden, IV 01/11/1945	Trustee	Since 2006	Asset Management Industry Consultant. Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.	48	None

R. Peter Sullivan III 09/04/1941	Trustee	Since 2005	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.	48	None

Interested Trustee****

John C. Maney 08/03/1959	Trustee	Since 2006	Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006.	79	None

*	Under the Trust’s Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

**	The term “Fund Complex” as used herein includes each series of the Trust and the following registered investment companies: each series of Allianz Funds, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, Allianz RCM Global EcoTrends Fund, Allianz Funds Multi-Strategy Trust, Nicholas-Applegate Equity & Convertible Income Fund, Nicholas-Applegate Global Equity & Convertible Income Fund, PIMCO Corporate Opportunity Fund, each series of Premier VIT and PIMCO Municipal Advantage Fund, Inc.

***	“Independent Trustees” are those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act.

****	An “Interested Trustee” is a Trustee who is an “interested person” of the Trust, as defined in the 1940 Act. Mr. Maney is an “interested person” of the Trust due to his affiliation with Allianz Global Investors of America L.P. In addition to

Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America L.P., Allianz Global Investors of America LLC and Allianz-Pac Life Partners LLC; Member — Board of Directors and Chief Operating Officer of Allianz Global Investors of America Holdings Inc., Oppenheimer Group, Inc. and PFP Holdings, Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Management Board and Managing Director of Allianz Global Investors U.S. Holding LLC; Managing Director and Chief Operating Officer of Allianz Hedge Fund Partners Holding L.P.; Managing Director and Chief Operating Officer of Allianz Global Investors U.S. Retail LLC; Member — Board of Directors and Managing Director of Allianz Global Investors Advertising Agency Inc.; Compensation Committee of NFJ Investment Group LLC.; Management Board of Allianz Global Investors Fund Management LLC, Allianz Global Investors Management Partners LLC, Nicholas-Applegate Holdings LLC and OpCap Advisors LLC; Member — Board of Directors and Chief Operating Officer of PIMCO Global Advisors (Resources) Limited; Executive Vice President of PIMCO Japan Ltd.; and Chief Operating Officer of Allianz Global Investors U.S. Holding II LLC.
Officers

Term of
Name		Office and	Principal
Address	Position(s)	Length of	Occupation(s)
and Date of	Held with	Time	During the Past
Birth	Trust	Served+	5 Years
Brian S. Shlissel 11/14/1964	President & Chief Executive Officer	Since December 2002. Formerly, President & Treasurer, December 2000- December 2002.	Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; Executive Vice President, OpCap Advisors LLC, Director of 6 funds in the Fund Complex; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer, Principal Financial and Accounting Officer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Lawrence G. Altadonna 03/10/1966	Treasurer and Principal Financial and Accounting Officer	Since December 2002	Senior Vice President, Allianz Global Investors Fund Management LLC and OpCap Advisors LLC; Treasurer, Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Assistant Treasurer of 46 funds in the Fund Complex and The Korea Fund, Inc.

Thomas J. Fuccillo 03/22/1968	Vice President, Secretary and Chief Legal Officer	Since December 2004	Executive Vice President, Chief Legal Officer and Secretary of Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC; Executive Vice President of Allianz Global Investors of America L.P. Formerly, Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 81 funds in the Fund Complex; Secretary and Chief Legal Officer of The Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Term of
Name		Office and	Principal
Address	Position(s)	Length of	Occupation(s)
and Date of	Held with	Time	During the Past
Birth	Trust	Served+	5 Years
Youse Guia 09/03/1972 680 Newport Center Drive, Suite 250 Newport Beach, CA 92660	Chief Compliance Officer	Since September 2004	Senior Vice President and Chief Compliance Officer, Allianz Global Investors of America L.P.; Chief Compliance Officer of 81 funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

Kathleen A. Chapman 11/11/1964	Assistant Secretary	Since December 2006	Senior Paralegal, Allianz Global Investors of America, L.P. (since March 2005); Assistant Secretary of 81 funds in the Fund Complex. Formerly, Manager — Individual Investor Group Advisory Law, Morgan Stanley (2004-2005); Paralegal and Assistant Corporate Secretary, Prudential Financial, Inc. (formerly, American Skandia, Inc.) (1996-2004).

Lagan Srivastava 09/20/1977	Assistant Secretary	Since December 2006	Assistant Secretary of 81 funds in the Fund Complex and of The Korea Fund, Inc.; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Scott Whisten 03/13/1971	Assistant Treasurer	Since January 2007	Vice President, Allianz Global Investors Fund Management LLC and OpCap Advisors LLC; Assistant Treasurer of 81 funds in the Fund Complex; formerly, Accounting Manager, Prudential Investments (2000-2005).

+	Under the Trust’s Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.
          Each of the Trust’s executive officers is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his or her position(s) set forth in the table above.
Committees of the Board of Trustees
          The Board has established an Audit Oversight Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), consisting of Messrs. Belica, Connor, Kertess, Ogden and Sullivan, each of whom is an Independent Trustee. Mr. Belica is the Chairman of the Audit Oversight Committee. The Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Trust and, among other things, determines the selection of an independent registered public accounting firm for the Trust and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Trust and services to be performed by the auditors for certain affiliates, including the Adviser, the Sub-Adviser and entities in a control relationship with the Adviser or the Sub-Adviser that provide services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Committee considers the possible effect of those services on the independence of the Trust’s independent registered public accounting firm. The Audit Oversight Committee convened three times during the fiscal year ended October 31, 2008.
          The Board has established a Nominating Committee composed solely of Independent Trustees, consisting of Messrs. Belica, Connor, Kertess, Ogden and Sullivan. The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created or when Trustees are to be re-elected. The Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided any such recommendation is submitted in writing to the Trust, c/o Thomas J. Fuccillo, Secretary, at the address of the principal executive offices of the Trust. The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Nominating Committee will be nominated for election to the Board. The Nominating Committee did not convene separately during the fiscal year ended October 31, 2008.
          The Board has established a Valuation Committee, which consists of Messrs. Belica, Connor, Kertess, Ogden and Sullivan. The Board has delegated to the Committee, pursuant to procedures adopted by the Board, the responsibility to determine or cause to be determined the fair value of the Trust’s portfolio securities and other assets when market quotations are not readily available. The Valuation Committee reviews and approves procedures for the fair valuation of Trust’s portfolio securities and periodically reviews information from the Adviser and the Sub-Adviser regarding fair value and liquidity determination made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular valuation matters. The Valuation Committee did not convene separately during the fiscal year ended October 31, 2008.
          The Board has established a Compensation Committee, which consists of Messrs. Belica, Connor, Kertess, Ogden and Sullivan. The Compensation Committee meets as the Board deems necessary to review and make recommendations regarding compensation payable to the Trustees who are not directors, officers, partners or employees of the Adviser, the Sub-Adviser or any entity controlling, controlled by or under common control with the Adviser or the Sub-Adviser. The Compensation Committee did not convene separately during the fiscal year ended October 31, 2008.
Securities Ownership
          Because the Portfolio is newly formed, none of the Portfolio’s Trustees owns any equity securities in the Portfolio.
          For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies as of [ ], 2009: [To be updated by amendment]

Aggregate Dollar Range of Equity
Securities in All Registered
Investment Companies Overseen
	Dollar Range of Equity	by Trustee in Family of
Name of Trustee	Securities in the Trust	Investment Companies
Independent Trustees
Paul Belica	None	None
Robert E. Connor	None	None
Hans W. Kertess	None	None
William B. Ogden, IV	None	None
R. Peter Sullivan III	None	$10,001 – $50,000
Interested Trustee
John C. Maney	None	Over $100,000

          For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of [ ], 2009:

Name of Owners
and
Relationships to
	Trustee or			Value of	Percent of
Name of Trustee	Nominee	Company	Title of Class	Securities	Class
Paul Belica	None	None	N/A	N/A	N/A
Robert E. Connor	None	None	N/A	N/A	N/A
Hans W. Kertess	None	None	N/A	N/A	N/A
William B. Ogden, IV	None	None	N/A	N/A	N/A
R. Peter Sullivan III	None	None	N/A	N/A	N/A
Compensation
          Each of the Independent Trustees also serves as a trustee of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, PIMCO Corporate Income Fund, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest & Premium Strategy Fund, Nicholas Applegate International and Premium Strategy Fund, Nicholas-Applegate Equity & Convertible Income Fund, Nicholas-Applegate Global Equity & Convertible Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO Municipal Advantage Fund Inc., PIMCO Income Opportunity Fund, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc., each a closed-end fund for which the Adviser serves as investment manager and affiliates of the Adviser serve as sub-adviser, as well as certain other open-end investment companies for which the Adviser serves as investment manager and administrator and affiliates of the Adviser serve as investment sub-advisers (together, the “Allianz Managed Funds”). As indicated above, certain of the officers of the Portfolios are affiliated with the Adviser.
          The Portfolios and the Allianz Managed Funds are expected to hold joint meetings of their Boards of Trustees whenever possible. Each Trustee, other than any Trustee who is a director, officer, partner or employee of the Adviser, PIMCO or any entity controlling, controlled by or under common control with the Adviser receives annual compensation of $250,000, which is payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman annually receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.
          Each Trustee’s compensation and other costs of joint meetings are allocated among the Portfolios and the Allianz Managed Funds for which such Trustee serves as Trustee based on the complexity of issues relating to each such Fund or Portfolio and relative time spent by the Trustees in addressing them, and secondarily, on relative net assets.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below).
          The following table sets forth information regarding compensation for the most recent fiscal year ended October 31, 2008 received by those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust. Trustees who are interested persons of the Trust and officers of the Trust receive no compensation from the Trust.

				Total Compensation
		Pension Or		From Trust and Fund
		Retirement		Complex Paid To
	Aggregate	Benefits Accrued	Estimated	Trustees as of
Name Of	Compensation	As Part of	Annual Benefits	Year-End
Person, Position*	From Trust**	Trust Expenses	Upon Retirement	December 31, 2008**
Paul Belica	$12,180	N/A	N/A	$267,132
Robert E. Connor	$10,951	N/A	N/A	$252,637
Hans W. Kertess	$12,502	N/A	N/A	$318,927
William B. Ogden, IV	$11,587	N/A	N/A	$246,666
R. Peter Sullivan III	$11,760	N/A	N/A	$251,049

*	Mr. Maney is an interested person of the Trust and does not receive compensation from the Trust for his services as Trustee.

**	In addition to serving as trustees of the Trust during the most recently completed fiscal year, each Trustee served as Trustee or director of several closed-end and/or open-end investment companies advised by the Adviser. Messrs. Belica, Connor and Kertess serve as Trustee or director of 24 such investment companies and Messrs. Ogden and Sullivan serve as Trustee or director of 25 such investment companies. These investment companies are considered to be in the same Fund Complex as the Trust.
Code of Ethics
          The Trust, the Adviser, the Sub-Adviser and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.
Proxy Voting Policies
          The Board of Trustees has delegated to the Adviser, and the Adviser has in turn delegated to the Sub-Adviser, responsibility for voting any proxies relating to portfolio securities held by the Portfolio in accordance with the Sub-Adviser’s proxy voting policies and procedures. A copy of the proxy voting policies and procedures to be followed by the Trust, and summary descriptions of the proxy voting policies and procedures to be followed by each of the Adviser and the Sub-Adviser, on behalf of the Portfolio, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix A (“Proxy Voting Policies”). Copies of these proxy voting policies and procedures are also available, without charge, by calling 1-800-426-9727 or on the Trust’s website at www.allianzinvestors.com. Information about how the Trust voted proxies relating to portfolio securities held during the twelve months ended June 30, 2008 is available (i) without charge, upon request, by calling the Trust at (800) 462-9727; (ii) on the Trust’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Investment Adviser
          AGIFM serves as investment adviser to the Portfolio pursuant to an investment advisory agreement (the “Advisory Agreement”) between AGIFM and the Trust. The Adviser, a Delaware limited liability company organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in 1987, is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). AGI was organized as a limited partnership under Delaware law in 1987. AGI’s sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company whose sole member is Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of America Holding, Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is a wholly-owned indirect subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in AGI. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for Allianz-Paclife Partners LLC, Allianz Global Investors U.S. Holding LLC, Allianz Global Investors of America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Global Investors Aktiengesellschaft is Nymphenburger Strasse 112-116, 80636 Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany. AGI’s address is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.
The general partner of AGI has substantially delegated its management and control of AGI to an Executive Committee.
The Adviser is located at 1345 Avenue of the Americas, New York, NY 10105. AGIFM had approximately $[  ] billion [To be updated by amendment] in assets under management as of [  ]. AGI together with its investment management subsidiaries had approximately $[  ] billion [To be updated by amendment] in assets under management as of [  ].
As of the date of this Statement of Additional Information, no shareholder holding 5% or more of the share capital was reported to Allianz SE. As a result of the sale of Dresdner Bank AG to Commerzbank AG in January 2009, Allianz SE now owns 18.4% of Commerzbank AG. Absent an SEC exemption or other regulatory relief, the Portfolio is generally precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Portfolio’s ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act.
Advisory Agreement
          AGIFM, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Portfolio and for managing, either directly or through others selected by the Adviser, the investments of the Portfolio. AGIFM also furnishes to the Board of Trustees periodic reports on the investment performance of the Portfolio. As more fully discussed below, AGIFM has engaged an affiliate to serve as Sub-Adviser.
          Under the terms of the Advisory Agreement, AGIFM is obligated to manage the Portfolio in accordance with applicable laws and regulations. The investment advisory services of AGIFM to the Portfolio are not exclusive under the terms of the Advisory Agreement. AGIFM is free to, and does, render investment advisory services to others.

Sub-Adviser
          Pursuant to a portfolio management agreement between AGIFM and RCM (the “Sub-Advisory Agreement”), RCM provides investment services to the Portfolio. Pursuant to the terms of the Sub-Advisory Agreement, RCM is responsible for managing, either directly or through others selected by it, the investment of the Portfolio’s assets, subject to the general oversight and supervision of AGIFM and the Board of Trustees. RCM has, in turn, delegated responsibility for the day-to-day portfolio management of the Portfolio to its affiliate, AGIA. AGIA serves as portfolio manager for the Portfolio pursuant to a separate portfolio management agreement (the “Portfolio Management Agreement”) between RCM and AGIA. Pursuant to the terms of the Portfolio Management Agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the assets of Portfolio, subject to the general supervision of RCM, AGIFM and the Board of Trustees.
          RCM is an investment management firm organized as a Delaware limited liability company (formerly Dresdner RCM Global Investors, LLC). RCM is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM is located at Four Embarcadero Center, San Francisco, California 94111. As of [  ], RCM had approximately $[  ] billion in assets under management. [To be updated by amendment]
     AGIA is wholly owned by Allianz Global Investors Aktiengesellschaft, which is a wholly owned subsidiary of Allianz SE. AGIA is located at Mainzer Landstrasse 11-13, Frankfurt am Main, Germany 60329. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. Although AGIA has been registered as an investment management company in Germany since 1990, it has only recently registered in October 2006 as an investment adviser in the United States. As of [  ], AGIA had approximately $[  ] billion in assets under management, principally for clients located in Europe.] [To be updated by amendment]
[Certain Terms of the Advisory Agreement, Sub-Advisory Agreement and Portfolio Management Agreement] [To be updated by amendment]
          [The Advisory Agreement, the Sub-Advisory Agreement and the Portfolio Management Agreement were each approved by the Trustees of the Trust (including all of the Trustees who are not “interested persons” of the Adviser, RCM, or AGIA). The Portfolio’s Advisory Agreement, Sub-Advisory Agreement and Portfolio Management Agreement will each continue in force with respect to the Portfolio for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser, the Sub-Adviser, or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Portfolio. Each of the Advisory Agreement, the Sub-Advisory Agreement and the Portfolio Management Agreement automatically terminates on assignment. The Portfolio’s Advisory Agreement may be terminated on not less than 60 days’ notice by the Adviser to the Portfolio or by the Portfolio to the Adviser. The Portfolio’s Sub-Advisory Agreement may be terminated on not less than 60 days’ notice by the Adviser to the Sub-Adviser or by the Sub-Adviser to the Adviser, or by the Portfolio at any time by notice to the Adviser or Sub-Adviser. The Portfolio’s Portfolio Management Agreement may be terminated on not less than 60 days’ notice by the Adviser to the Sub-Adviser or by the Sub-Adviser to the Sub-Adviser, or by the Portfolio at any time by notice to the Adviser or Sub-Adviser.
[The Portfolio’s Advisory Agreement, Sub-Advisory Agreement and Portfolio Management Agreement provide that the Adviser and Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.] [To be updated by amendment]
[None of the Advisory Agreement, Sub-Advisory Agreement, or the Portfolio Management Agreement requires the Portfolio to pay any advisory/sub-advisory or other fee to the Adviser or Sub-Adviser. Although the Portfolio does not compensate the Adviser or Sub-Adviser directly for their services under the Advisory Agreement or Portfolio Management Agreement, respectively, the Adviser and Sub-Adviser may benefit from their or their affiliates’ relationship with the sponsors of wrap fee programs for which the Portfolio is an investment option.]
Portfolio Manager Compensation
     The following summarizes the structure of and methods used to determine the compensation of each individual (as listed in the Prospectus) who shares primary responsibility for the day-to-day portfolio management of the Portfolio:
     RCM and AGIA Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by RCM and AGIA.
     Annual bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance of the individual portfolios he or she manages, including the Portfolio, as well as the performance of the individual’s portfolio management team and the overall success of the firm. Any bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual’s performance rating is quantitative, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant RCM Portfolio’s benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant RCM Portfolio’s Lipper or institutional peer group). Performance is calculated over one and three year trailing periods. The remaining 30% of the bonus is based on a qualitative review of the individual’s performance (with 10% from peer reviews and 20% from the appraisal by the individual’s manager).
Securities Ownership
     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Portfolio as of [  ], 2009.

Dollar Range of Equity Securities
Paul Schofield	None
Lucy MacDonald	None
Matthew Bowyer	None
Other Accounts Managed by Portfolio Manager
          The following table summarizes information regarding other accounts managed by the portfolio managers of the Portfolio. The information is as of [December 31, 2008] and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

		Matthew Bowyer		Lucy MacDonald		Paul Schofield
Account Type	#	AUM($MM)	#	AUM($MM)	#	AUM($MM)
‘40 Act Fund	[1]	[3]	[2]	[4]	[1]	[1]
Other pooled vehicles	[ ]	[ ]	[5]	[207]	[2]	[67]
Separate accounts	[5]	[468]	[19]	[3,591]	[12]	[573]

     The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

		Matthew Bowyer		Lucy MacDonald		Paul Schofield
Account Type	#	AUM($MM)	#	AUM($MM)	#	AUM($MM)
‘40 Act Fund	[0]	[0]	[0]	[0]	[0]	[0]
Other pooled vehicles	[0]	[0]	[0]	[0]	[0]	[0]
Separate accounts	[0]	[0]	[2]	[382]	[2]	[54]
Potential Conflicts of Interest
     Like other investment professionals with multiple clients, a portfolio manager for the Portfolio may face certain potential conflicts of interest in connection with managing both the Portfolio and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM and AGIA believe are faced by investment professionals at most major financial firms. RCM, AGIA, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different management fee rates and/or fee structures, including accounts that pay management fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
     A potential conflict of interest may arise when the Portfolio and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Portfolio as well as other accounts, the Sub-Adviser’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Portfolio or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
     “Cross trades,” in which one of the Sub-Adviser’s accounts sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Sub-Adviser, the Adviser and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Portfolio and another Adviser-advised account are to be made at an independent current market price, as required by law.
     Another potential conflict of interest may arise based on the different investment objectives and strategies of the Portfolio and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Portfolio. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Portfolio. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     A portfolio manager of the Portfolio who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those portfolios and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single portfolio. The effects of this potential conflict may be more pronounced where portfolios and/or accounts overseen by a particular portfolio manager have different investment strategies.
     The Portfolio’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Portfolio. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain portfolios or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Portfolio and the Sub-Adviser’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the portfolios and/or accounts that he or she manages. See “Brokerage and Research Services.”
     The Portfolio’s portfolio managers may also face other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Portfolio and other accounts. In addition, the Portfolio’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. The Sub-Adviser’s investment personnel, including the Portfolio’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to codes of ethics adopted by the Sub-Adviser, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio.
Portfolio Administrator
          Allianz Global Investors Fund Management LLC serves as administrator (and is referred to in this capacity as the “Administrator”) to the Portfolio pursuant to an administration agreement (the “Administration Agreement”) with the Trust. The Administrator provides or procures administrative services to the Portfolio, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust’s shareholders and regulatory filings. The Administrator may retain affiliates to provide services as sub-administrators. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Portfolio, and is responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolio.
          The Administrator has also agreed to bear all costs of the Trust’s operations.
          The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) by a majority of the Trustees who are not interested persons of the Trust or the Administrator, on 60 days’ written notice to AGIFM.

DISTRIBUTION OF TRUST SHARES
Distributor
          Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of the Portfolio of the Trust’s shares pursuant to a distribution contract with the Trust. The offering of the Trust’s shares is continuous. The Distributor is not obligated to sell any specific amount of the Trust’s shares. The distribution contract is terminable with respect to the Portfolio without penalty, at any time, by the Portfolio by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Trust, on behalf of the Portfolio, pays the Distributor no fees. The Distributor’s principal address is [1345 Avenue of the Americas, New York, NY 10105.
          The distribution contract will continue in effect with respect to the Portfolio for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Portfolio, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the distribution contract by vote cast in person at a meeting called for the purpose. If the distribution contract is terminated (or not renewed) with respect to the Portfolio, it may continue in effect with respect to any other portfolio of the Trust as to which it has not been terminated (or has been renewed).
PORTFOLIO TRANSACTIONS AND BROKERAGE
Investment Decisions and Portfolio Transactions
          Investment decisions for the Portfolio and for the other investment advisory clients of the Adviser and the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Portfolio). Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser or the Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Portfolio in determining whether the allocation of an investment is suitable. As a result, larger portfolios may become more concentrated in more liquid securities than smaller portfolios or private accounts of the Adviser or the Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or the Sub-Adviser may aggregate orders for the Portfolio with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s or the Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.
Brokerage and Research Services
          There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.
          Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Portfolio through a substantial number of brokers and dealers. In so doing, the Sub-Adviser uses its best efforts to obtain for the Portfolio the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind the Portfolio’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
          Because the Portfolio has not yet commenced operations, the Portfolio paid no brokerage commissions as of the date of this SAI.
          Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Portfolio’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Portfolio, the Sub-Adviser will seek the best price and execution of the Portfolio’s orders. In doing so, the Portfolio may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.
          It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives research services from many broker-dealers with which the Sub-Adviser places the Portfolio’s portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities and services related to the execution of securities transactions. Some of these services are of value to the Adviser and the Sub-Adviser in advising various of their clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. Conversely, research and brokerage services provided to the Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Adviser may be useful to the Sub-Adviser in managing the Funds, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing such other clients.
          In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, as amended, the Sub-Adviser may cause the Portfolio to pay broker-dealers which provide them with “brokerage and research services” (as defined in the Exchange Act) an amount of commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which the Sub-Adviser exercises investment discretion..
          The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

          Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.
          SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub-Adviser by the Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”
          References to the Sub-Adviser in this section would apply equally to the Adviser if the Adviser were to assume portfolio management responsibilities for the Portfolio and place orders for the purchase and sale of the Portfolio’s investments.
          Because the Portfolio has not yet commenced operations, the Portfolio paid no commissions to affiliated brokers prior to the date of this SAI.
Portfolio Turnover
          A change in the securities held by the Portfolio is known as “portfolio turnover.” The Sub-Adviser manages the Portfolio without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Portfolio. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Portfolio, the higher these transaction costs borne by the Portfolio generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See “Taxation.”
          The portfolio turnover rate of the Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.
Disclosure of Portfolio Holdings
          The Board of Trustees has adopted, on behalf of the Portfolio, policies and procedures relating to disclosure of the Portfolio’s portfolio securities. These policies and procedures are designed to protect the confidentiality of e the Portfolio’s portfolio holdings information and to prevent the selective disclosure of such information.
          The Portfolio may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, the Adviser will post portfolio holdings information at www.allianzinvestors.com. The website will contain the Portfolio’s complete schedule of portfolio holdings as of the last day of the most recent calendar quarter-end. The Adviser will post this information on the website approximately fifteen days after a quarter’s end, and such information will remain accessible on the website until the posting of the following quarter’s schedule. For each portfolio security (not including cash positions), the posted information includes: (i) the name of the issuer, (ii) the security type and/or industry classification, (iii) the coupon and maturity date (if applicable), (iv) the aggregate par value, number of shares or number of contracts held, (v) the aggregate market value, (vi) whether the security is restricted and/or a Rule 144A security, (vii) whether the security is non-income producing and (viii) whether the security was “fair valued” at quarter-end. The posted schedule will also provide the Portfolio’s total net assets. Portfolio holdings of the Portfolio will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending October 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending January 31 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending April 30 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ending July 30 will be filed on Form N-Q. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov. If the Portfolio’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of the information on the website, the Portfolio may post such information on its website.
          Disclosure of the Portfolio’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Adviser or Sub-Adviser (together, the “Investment Managers”), to the Portfolio’s principal underwriter, to AGI or to the Wrap Program Adviser. In addition, the Investment Managers may distribute (or authorize the Portfolio’s custodian or principal underwriter to distribute) Confidential Portfolio Information to the Portfolio’s service providers that require access to such information in order to fulfill their contractual duties with respect to the Portfolio and to facilitate the review of the Portfolio by certain mutual fund analysts and ratings agencies; provided that such disclosure is limited to the information that the Investment Managers believe is reasonably necessary in connection with the services to be provided.
          Before any disclosure of Confidential Portfolio Information to unaffiliated third parties is permitted, however, the Investment Manager’s Chief Compliance Officer (or persons designated by the Investment Manager’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the Portfolio. Furthermore, the unaffiliated recipient of Confidential Portfolio Information must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. The Investment Managers may not receive any compensation or other consideration for disclosing the Confidential Portfolio Information.
          Exceptions to these procedures may only be made if the Trust’s Chief Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Portfolio and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees. The Investment Managers shall have primary responsibility for ensuring that the Portfolio’s portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, the Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information. The Trust’s Chief Compliance Officer shall confirm at least annually that the Investment Managers’ procedures and/or processes are reasonably designed to comply with these policies regarding the disclosure of portfolio holdings.
[The Portfolio has ongoing arrangements to make Confidential Portfolio Information available to the following service providers or entities: ]

Name of Vendor	Type of Service	Frequency	Lag Time
Bloomberg	Trading system	daily	n/a
[ ]	Independent registered public accounting firm	varied	n/a
Securities Class Action Services	Class action services	daily	n/a
Simpson Thacher & Bartlett LLP	Legal counsel	varied	n/a

Name of Vendor	Type of Service	Frequency	Lag Time
State Street Investment Manager Solutions	Back-office outsourcing service provider	daily	n/a
Ropes & Gray LLP	Legal counsel	varied	n/a
State Street Bank and Trust Co.	Custodial and accounting services	daily	n/a

NET ASSET VALUE
          As described in the Prospectus under the heading “How Portfolio Shares are Priced,” the net asset value per share (“NAV”) of the Portfolio’s shares is determined by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio. The Prospectus further notes that Portfolio shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describe the time (the “Valuation Time”) as of which Portfolio shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In accordance with regulations governing registered investment companies, the Portfolio’s transactions in securities and purchases and sales of Portfolio shares (which bear upon the number of Portfolio shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.
          The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Portfolio’s securities and other assets (including any fair value pricing) and NAV of the Portfolio’s shares to AGIFM, in its capacity as Administrator, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Administrator has, in turn, delegated various of these responsibilities to State Street Bank & Trust Co., as the Portfolio’s custodian, the Sub-Adviser, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.
          As described in the Prospectus, for purposes of calculating NAV, the Portfolio’s investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Portfolio to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):
•	The market value for securities and other assets for which market quotes are readily available is generally determined on the basis of last reported sales prices. If no sales or closing prices are reported during the day, securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. For Nasdaq-traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price.

•	Debt securities (other than obligations having a maturity of 60 days or less) are generally valued using quotes obtained from pricing services or brokers or dealers. Pricing services used in connection with valuing debt securities and other investments may use information provided by market makers or estimates of market values obtained from yield data relating to securities with similar characteristics.

•	Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

•	Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

•	Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.
          Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
           As described in the Prospectus, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Portfolio’s investments will be valued at fair value as determined in good faith pursuant to the Valuation Procedures. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Portfolio. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.
[TAXATION]
           [The following discussion of U.S. federal income tax consequences of investment in the Portfolio is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Portfolio. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.
Taxation of the Portfolio
           The Portfolio intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Portfolio generally must, among other things:
(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);
(b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the value of the Portfolio’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.
           In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the regulated investment company.

However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d) and (z) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of meeting the diversification requirement described in (b) above, (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) in the case of the Portfolio’s investment in loan participations, the Portfolio shall treat both the intermediary and the issuer of the underlying loan as an issuer.
          If the Portfolio qualifies as a regulated investment company that is accorded special tax treatment, the Portfolio will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If the Portfolio were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
          As stated above under the heading, “Management of the Trust—Certain Terms of the Advisory Agreement and the Portfolio Management Agreement,” AGIFM and the Sub-adviser do not receive a fee from the Portfolio for providing investment advisory services, but both may benefit from the Portfolio being an investment option in a separately managed account program sponsored by AGIFM. The Portfolio has taken the position that this fee arrangement will not prevent the dividends paid by the Portfolio from qualifying for the dividends-paid deduction under sections 561 and 562 of the Code. Investors should be aware that there is no authority on this point, and that the Internal Revenue Service (“IRS”) may adopt a contrary position. The IRS has expressed positions contrary to this opinion and therefore may well disagree with the Portfolio’s position. If this fee arrangement caused the dividends paid by the Portfolio not to qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Portfolio would fail to qualify as regulated investment companies with the consequences described above.
          As a regulated investment company, the Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and any capital loss carryovers from prior years) properly designated by the Portfolio as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. The Portfolio intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any net capital gains. Investment company taxable income that is retained by the Portfolio will be subject to tax at regular corporate rates. The Portfolio may also retain for investment its net capital gain. If the Portfolio retains any net capital gains, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Portfolio on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Portfolio will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

          In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.
          If the Portfolio fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, the Portfolio will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, the Portfolio will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Portfolio on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.
Portfolio Distributions
          Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from the Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.
          For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends (that is, Capital Gain Dividends, as defined above) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011. The Portfolio does not expect to distribute gains taxable as long-term capital gains. Distributions of gains from the sale of investments that the Portfolio owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Portfolio shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Portfolio’s shares. The Portfolio does not expect a significant portion of Portfolio distributions to be derived from qualified dividend income. The Portfolio will advise shareholders annually of the amount and nature of the dividends paid to them.
          The ultimate tax characterization of the Portfolio’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that the Portfolio may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains of the Portfolio with respect to that year, in which case the excess generally will be treated as a return of capital, which will be tax-free to a holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.
          Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of the Portfolio are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Portfolio’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of the Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Portfolio’s net asset value also reflects unrealized losses.
Sales, Exchanges or Redemptions of Shares
          The sale, exchange or redemption of Portfolio shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares, although any such loss will be disallowed to the extent of any exempt-interest dividends received on the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other substantially identical shares of the Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Issuer Deductibility of Interest
          A portion of the interest paid or accrued on certain high-yield discount obligations owned by the Portfolio may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by the Portfolio may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.
Original Issue Discount, Pay-In-Kind Securities, and Commodity-Linked Notes
          Some of the debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolio will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. Increases in the principal amount of an inflation indexed bond will be treated as OID.
          Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Market discount generally accrues in equal daily installments. The Portfolio may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.
          Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Portfolio may be treated as having acquisition discount, or OID. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. The Portfolio may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.
          In addition, pay-in-kind securities will, and commodity-linked notes may, give rise to income which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.
          In the event the Portfolio holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Portfolio may realize gains or losses from such liquidations. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.
Higher Risk Securities
          The Portfolio may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Portfolio. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a particular debt obligation has market discount. These and other related issues will be addressed by the Portfolio when they invest in such securities, in order to seek to ensure that they distribute sufficient income to preserve their status as regulated investment companies and do not become subject to U.S. federal income or excise tax.
Catastrophe Bonds
          The proper tax treatment of income or loss realized by the retirement or sale of certain catastrophe bonds is unclear. The Portfolio will report such income or loss as capital or ordinary income or loss in a manner consistent with any IRS position on the subject following the publication of such a position.
Passive Foreign Investment Companies
          Equity investments by the Portfolio in certain “passive foreign investment companies” (“PFICs”) could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Portfolio shareholders. However, the Portfolio may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Portfolio will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Foreign Currency Transactions
          The Portfolio’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
Hedging and Related Transactions
          In general, option premiums received by the Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Portfolio transfers or otherwise terminates the option. If an option written by the Portfolio is exercised and the Portfolio sells or delivers the underlying stock, the Portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Portfolio minus (b) the Portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. The gain or loss with respect to any termination of the Portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss. Thus, if an option written by the Portfolio expires unexercised, the Portfolio generally will recognize short-term gain equal to the premium received.
          Certain covered call writing activities of the Portfolio may trigger the federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be terminated on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended while such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income.
          The tax treatment of certain futures contracts entered into by the Portfolio as well as listed non-equity options written or purchased by the Portfolio on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
          The Portfolio’s transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to- market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital loses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Portfolio will monitor their transactions, will determine whether to make certain applicable tax elections and will make appropriate entries in their books and records.
          Certain of the Portfolio’s hedging activities (including transactions, if any, in foreign currencies or foreign-currency denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Portfolio’s book income exceeds its taxable income, the distribution (if any) of such excess will generally be treated as (i) a dividend to the extent of the Portfolio’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
Short Sales
          The Portfolio may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Portfolio, which is taxed as ordinary income when distributed to shareholders.
Foreign Taxation
          Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Portfolio. The Adviser and the Sub-Adviser intend to manage the Portfolio with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.
Tax-Exempt Shareholders
          Under current law, the Portfolio serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Portfolio if shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
          A tax-exempt shareholder may also recognize UBTI if the Portfolio recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Portfolio exceeds the Portfolio’s investment company taxable income (after taking into account deductions for dividends paid by the Portfolio). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Portfolio has state or local governments or other tax-exempt organizations as shareholders.
          In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in the Portfolio that recognizes “excess inclusion income.” Rather if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Portfolio that recognizes “excess inclusion income,” then the Portfolio will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Portfolio may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to that shareholder’s interest in the Portfolio. The Portfolio has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Portfolio. The Portfolio does not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders
          Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of U.S. federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends paid by the Portfolio to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Portfolio beginning before January 1, 2010, the Portfolio will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Portfolio (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Portfolio (“short-term capital gain dividends.”) Depending on the circumstances, the Portfolio may make designations of interest-related or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.
          In the case of shares held through an intermediary, the intermediary may withhold even if the Portfolio makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.
          A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Portfolio or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the dividend and certain other conditions are met.
          If a shareholder is eligible for the benefits of a tax treaty, an effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
          In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign investor must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in the Portfolio should consult their tax advisors in this regard.
          A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding
          The Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Portfolio that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
          Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
Tax Shelter Reporting Regulations
          Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.]
OTHER INFORMATION
Capitalization
          The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (the “Declaration of Trust”) dated November 3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of the Portfolio.
          Shares begin earning dividends on Portfolio shares the day after the Portfolio receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. The Portfolio’s dividend and capital gain distributions will be paid only in cash. Dividends will not be reinvested in additional Portfolio shares.
          Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of the Portfolio’s property for all loss and expense of any shareholder investing in the Portfolio held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Voting Rights
          Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.
          Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.
          The Trust’s shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.
Redemptions in Kind
          It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, the Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. The Portfolio agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of the Portfolio’s net asset value during any 90-day period for any one registered investment adviser.
Payments to Sponsors
          Shares of the Portfolio are only available to “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”), an affiliate of the Distributor, the Adviser and the Sub-Adviser, has entered into an agreement with the wrap account sponsor (the “Sponsor”) or directly with a client. The Wrap Program Adviser may pay Sponsor’s fees in exchange for the Sponsor’s continuing due diligence, analysis, office access, training, operations and systems support and marketing assistance. These fees may be deducted from management fees remitted to the Wrap Program Adviser or billed separately. In lieu of making such payments, the Wrap Program Adviser or its affiliate may agree to pay Sponsors a lump sum payment and/or payment(s) related to specific events such as sponsorship of conferences, seminars or informational meetings or payment for attendance by persons associated with the Sponsors at conferences, seminars or informational meetings. In some cases, these payments may be based on assets in the wrap accounts or new assets added to those accounts, and may or may not be documented in advisory agreements between the Wrap Program Adviser and the Sponsor. In addition, some Sponsors receive payments from the Wrap Program Adviser for shareholder sub-administrative services. These fees are typically assessed on a per-account basis for those accounts maintained by the Sponsor and/or may be assessed to offset the transfer agency costs of maintaining those accounts that would otherwise be incurred.
          A number of factors will be considered in determining the amount of these payments to Sponsors. On some occasions, such payments may be conditioned upon levels of assets in the wrap accounts and the quality of the Sponsor’s relationship with the Wrap Program Adviser and its affiliates. The level of such payments made to Sponsors will vary from time to time. In general, the payments by the Wrap Program Adviser to Sponsors are material relative to the wrap account financial compensation received by Sponsors on wrap account assets invested in the Portfolio. If Sponsors and financial advisers receive payments or other incentives in differing amounts, they may have financial incentives for recommending a particular investor adviser or investment medium for wrap accounts. You should consult your financial adviser and review carefully any disclosure by the Sponsor of your wrap account as to compensation received by the Sponsor and your financial adviser.
          Representatives of the Wrap Program Adviser visit financial advisors on a regular basis to educate financial advisors about wrap accounts and the role of the Portfolio in such accounts. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals, to the extent permitted by law.
Certain Ownership of Trust Shares
As of [   ], 2009, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of the Portfolio and of the Trust as a whole. [To be Updated by Amendment]
Since the Portfolio has only recently commenced operations there are no persons who own of record 5% or more of the shares of the Portfolio as of the dates noted, or who own more than 25% of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act. To the extent a shareholder “controls” the Portfolio, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Portfolio to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.
Custodian and Accounting Agent
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the assets and accounting agent of the Portfolio.
Independent Registered Public Accounting Firm
[       ] serves as the independent registered public accounting firm for the Trust. [       ] provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.
Transfer Agent
Boston Financial Data Services, 330 West 9th Street, Kansas City, MO 64105, serves as the Trust’s transfer agent.
Legal Counsel
Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

Registration Statement
          This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust’s registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.
          Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.
Financial Statements
          Because the Portfolio is newly formed, there are no financial statements available for the Portfolio.

APPENDIX A
FIXED INCOME SHARES (THE “TRUST”)
PROXY VOTING POLICY
1.	It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate series, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series’ securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.	The Trust, for each series advised by Allianz Global Investors Fund Management LLC (“AGIFM”), delegates the responsibility for voting proxies to AGIFM, which will in turn delegate such responsibility to the sub-adviser of the particular series. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A1 hereto. A summary of the detailed proxy voting policy of RCM Capital Management LLC (“RCM”), a sub-adviser to the Trust, is attached as Appendix A2 hereto. Such summary may be revised from time to time to reflect changes to the sub-adviser’s detailed proxy voting policy.

3.	The party voting the proxies (i.e., the sub-adviser or portfolio manager) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a series of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 12 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust’s Chief Compliance Officer.

6.	This Proxy Voting Policy Statement, the Proxy Voting Policy Summary of AGIFM and summary of the proxy voting policy of RCM, a sub-adviser to the Trust with proxy voting authority, shall be made available (i) without charge, upon request, by calling 1-800-462-9727 and (ii) on the Trust’s website at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the Trust’s Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summary of the proxy voting policy of RCM, a sub-adviser with proxy voting authority shall also be included in the Trust’s SAI.
Appendix A1
ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)
PROXY VOTING POLICY SUMMARY
1.	It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable series, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series’ securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.	AGIFM, for each series of [Fixed Income SHares (“FISH”)] which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective series, subject to the terms hereof.

3.	The party voting the proxies (i.e., the sub-adviser or portfolio manager) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a series shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of FISH promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for [FISH]’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 12 of form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the [FISH] Board or chief compliance officer.

6.	This Proxy Voting Policy Summary and summary of the proxy voting policy of RCM, a sub-adviser to the Trust, shall be available (i) without charge, upon request, by calling 1-800-462-9727 and (ii) on [FISH]’s website at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the relevant series’ board of trustees or chief compliance officer, this Proxy Voting Policy Summary and summary of the proxy voting policy of RCM, and each other entity with proxy voting authority for a series advised by AGIFM shall also be included in the SAI for the relevant series.
Appendix A2
RCM CAPITAL MANAGEMENT LLC (“RCM”)
DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES
In cases where RCM has authority to vote its clients’ proxies, such proxies are voted in a manner consistent with its clients’ best interests. RCM’s primary objectives are to honor its fiduciary duties to its clients and vote with regard to enhancing shareholder wealth and voting power.
Written proxy policies and procedures (the “Proxy Guidelines”) have been established by RCM’s Proxy Committee, which includes investment, compliance and operations personnel. The Proxy Guidelines are reasonably designed to ensure that RCM is voting in the best interest of its clients. The Proxy Guidelines reflect RCM’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, and changes to a portfolio company’s capital structure and corporate governance. For example, RCM generally votes against proposals that contain term limits for directors and generally opposes proposals to institute supermajority voting requirements relating to business combinations. Most issues will require a case-by-case analysis.
RCM reviews the proxy statement, third-party proxy research provided by Institutional Shareholder Services (a proxy voting service) and other information it believes relevant when determining how to vote a proxy in accordance with its Proxy Guidelines. If the Proxy Guidelines do not address a particular voting issue, RCM’s Proxy Specialist will consult the analyst who covers the security or the Proxy Committee to determine how to vote the proxy. The Proxy Committee meets annually to review the Proxy Guidelines and determine whether any revisions are appropriate.
RCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, or 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a reasonable-efforts basis.
Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, RCM believes the benefit to its clients of exercising voting rights does not outweigh the potential negative effects of not being able to sell the shares. Therefore, if share blocking is required RCM generally abstains from voting.
Conflicts of Interest. RCM may have conflicts of interest that can affect how it votes its clients’ proxies. For example, RCM or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Committee is responsible for analyzing potential conflicts of interest and determining how they should be addressed. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.

APPENDIX B
[DESCRIPTION OF SECURITIES RATINGS]
          Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Portfolio’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Manager’s or Sub-Adviser’s view of their comparability to rated securities. The Portfolio’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Portfolio does not mean that all securities held by the Fund will be rated in that category or higher. The Portfolio’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by the Manager or a Sub-Adviser to be of comparable quality). The percentage of the Portfolio’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed income securities.
Moody’s Investors Service, Inc.
          Corporate and Municipal Bond Ratings
          Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
          Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.
          A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
          Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
          Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
          B: Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
          Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
          Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
          C: Bonds that are rated C are the lowest rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.
          Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

          Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries that carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.
          Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.
          Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
          Corporate Short-Term Debt Ratings
          Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.
          Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
          PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
          PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
          PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
          NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Ratings Services
          Issue Credit Rating Definitions
          A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.
          Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

          Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
          Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
          The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.
          Corporate and Municipal Bond Ratings
          Investment Grade
          AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
          AA: An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
          A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
          BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
          Speculative Grade
          Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
          BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
          B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
          CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
          CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
          C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

          D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
          CI: The rating CI is reserved for income bonds on which no interest is being paid.
          Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
          Active Qualifiers
          Provisional ratings: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
          i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the “p”; subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
          L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
          p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
          pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.
          Preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.
          t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
          Unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.
          N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
          Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

          Short Term Issue Credit Ratings
          Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
          A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
          A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
          A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
          B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
          B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
          B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
          B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
          C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
          D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
          Dual Ratings: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).
          The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor. Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
Fitch, Inc.
Long-Term Credit Ratings

Investment Grade
          AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
          AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
          A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
          BBB: Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
          BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
          B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
          CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).
          CC: For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).
          C: For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).
          RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .
          D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
     Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
     Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.
     Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
Recovery Ratings
     Fitch Ratings’ assigns Recovery Ratings to securities and issues. These currently are published for most individual obligations of issuers with IDRs in the ‘B’ rating category and below and to structured finance securities that become distressed or have defaulted and are rated in the ‘B’ rating category and below. New issue structured finance securities typically are not assigned a Recovery Rating.
     Recoveries gain in importance at lower rating levels because the likelihood of default in the near to medium term is often quite high and differences in recovery values have a more meaningful impact on loss expectations. Among the factors that affect recovery rates for an entity’s security are the collateral, the seniority relative to other obligations in the capital structure, and the company’s expected value in distress. For structured finance securities, the combination of tranche size, relative seniority, and structural features influence recovery values.
     The Recovery Scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following a liquidation or termination of the obligor or its associated collateral. As such, it is an ordinal scale and does not attempt to precisely predict a given level of recovery.
Recovery Ratings Scale
     RR1: Outstanding recovery prospects given default.
     RR2: Superior recovery prospects given default.
     RR3: Good recovery prospects given default.
     RR4: Average recovery prospects given default.
     RR5: Below average recovery prospects given default.
     RR6: Poor recovery prospects given default.
     While recovery ratings are in relative terms, Fitch does employ recovery bands in its ratings approach.
     RR1 rated securities have characteristics in line with securities historically recovering 91%-100% of current principal and related interest.
     RR2 rated securities have characteristics in line with securities historically recovering 71%-90% of current principal and related interest.
     RR3 rated securities have characteristics in line with securities historically recovering 51%-70% of principal and related interest.
     RR4 rated securities have characteristics in line with securities historically recovering 31%-50% of current principal and related interest.
     RR5 rated securities have characteristics in line with securities historically recovering 11%-30% of current principal and related interest.
     RR6 rated securities have characteristics in line with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings
A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
     F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
     F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
     F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.
     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
     D: Indicates an entity or sovereign that has defaulted on all of its financial obligations
     Qualifiers
     The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)
     “NR”: Denotes that Fitch Ratings does not publicly rate the associated issue or issuer.
     “WD”: Indicates that the rating has been withdrawn and is no longer maintained by Fitch.
     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
     Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

PART C. OTHER INFORMATION
Item 23. Exhibits
The letter of each exhibit relates to the exhibit designation in Form N-1A:
(a)	(i) Amended and Restated Agreement and Declaration of Trust, dated April 10, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.
(ii) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust, dated November 20, 2003, adding Allianz Dresdner Daily Asset Fund as a Series of the Trust, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.
(iii) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust, adding FISH: Series R as a Series of the Trust, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated herein by reference.
(iv) Amendment No. 3 to Amended and Restated Agreement and Declaration of Trust, adding FISH: Series H as a Series of the Trust, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.
(v.) Second Amended and Restated Agreement and Declaration of Trust, dated October 31, 2008; previously filed with Post-Effective Amendment No. 21 on December 29, 2008 and incorporated herein by reference.
(vi) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust, dated January 15, 2009, removing Allianz Dresdner Daily Asset Fund as a Series of the Trust, previously filed with Post-Effective Amendment No. 22 on February 27, 2009 and incorporated herein by reference.
(v) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust, dated [ ] adding Equity Shares: Series I as a Series of the Trust. To be filed by amendment.
(b)	Amended and Restated By-Laws, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(c)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(d)	(i) Investment Advisory Agreement between the Trust and PIMCO Advisors L.P., dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.
(ii) Novation of Investment Advisory Agreement by and among the Trust, Allianz Dresdner Asset Management of America L.P. (f/k/a PIMCO Advisors L.P.) and PIMCO Funds Advisors LLC (f/k/a PIMCO Funds Advisors LLC), dated February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.
(iii) Addendum to Investment Advisory Agreement between the Trust and PIMCO Advisors Fund Management LLC to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated by reference herein.
(iv) Addendum to Investment Advisory Agreement between the Trust and Allianz Global Investors Fund Management LLC (formerly PIMCO Funds Advisors LLC) to add FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated by reference herein.
(v) Portfolio Management Agreement between Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and Pacific Investment Management Company, dated as of March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001, and incorporated herein by reference.
(vi) Novation of Portfolio Management Agreement by and among Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), PIMCO Funds Advisors LLC and Pacific Investment Management Company LLC, dated as of February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.
(vii) Addendum to Portfolio Management Agreement between PIMCO Advisors Fund Management and Pacific Investment Management Company to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated by reference herein.
(viii) Form of Investment Advisory Agreement between Dresdner Advisors LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.
(ix) Addendum to Portfolio Management Agreement between Allianz Global Investors Fund Management LLC (formerly PIMCO Funds Advisors LLC) and Pacific Investment Management Company to add FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.
(x) Addendum to Investment Advisory Agreement between the Trust and Allianz Global Investors Fund Management LLC to add Equity Shares: Series I. To be filed by amendment.
(xi) Portfolio Management Agreement between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC for Equity Shares: Series I. To be filed by amendment.
(xii) Portfolio Management Agreement between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH for Equity Shares: Series I. To be filed by amendment.
(e)	(i) Distribution Contract between the Trust and PIMCO Advisors Distributors LLC (formerly known as PIMCO Funds Distributors LLC), dated as of March 15, 2000, previously filed with Post-Effective Amendment No 2 on February 27, 2001 and incorporated herein by reference.
(ii) Supplement to Distribution Contract between the Trust and PIMCO Advisors Distributors LLC to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.
(iii) Form of Distribution Contract between the Trust and PIMCO Advisors Distributors LLC relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.
(iv) Supplement to Distribution Contract between the Trust and Allianz Global Investors Distributors LLC to add FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.

(iv) Supplement to Distribution Contract between the Trust and Allianz Global Investors Distributors LLC to add Equity Shares: Series I. To be filed by amendment.
(f)	Not applicable.

(g)	(i) Form of Custody and Investment Accounting Agreement between State Street Bank and Trust Company and the Trust, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.
(ii) Form of Custody and Investment Accounting Agreement between State Street Bank and Trust Company and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 10 on February 27, 2004 and incorporated herein by reference.
[(iii) Addendum to the Custody and Investment Accounting Agreement between State Street Bank and Trust Company and the Trust to add Equity Shares: Series I, previously filed with Post-Effective Amendment No. 12 on April 5, 2004. To be filed by amendment.]
(h)	(i) Administration Agreement between the Trust and PIMCO Advisory Services, dated March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.
(ii) Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC), dated as of February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.
(iii) Addendum to the Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 and incorporated herein by reference.
(iv) Form of Administration Agreement between PIMCO Advisors Fund Management LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.
(v) Addendum to the Administration Agreement between the Trust and Allianz Global Investors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to add FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.
[(v) Addendum to the Administration Agreement between the Trust and Allianz Global Investors Fund Management LLC to add Equity Shares: Series I, previously filed with Post-Effective Amendment No. 19 on March 22, 2007. To be filed by amendment.]
(vii) Transfer Agency and Service Agreement between PIMCO Advisors Fund Management LLC (f/k/a PIMCO Advisors L.P.) and State Street Bank and Trust Company, dated as of September 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.
(viii) Form of Transfer Agency and Service Agreement between Boston Financial Data Services and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 11 on March 23, 2004 and incorporated herein by reference.
[(ix) Addendum to the Transfer Agency and Service Agreement between PIMCO Advisors Fund Management LLC and State Street Bank and Trust Company to add

Equity Shares: Series I, dated as of September 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001. To be filed by amendment.]
(x) Form of Notification of Obligation to Reimburse Certain Fund Expenses in connection with the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.
(xi) Addendum to the Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to add Equity Shares: Series I. To be filed by amendment.
(i)	(i) Opinion and Consent of Counsel relating to FISH: Series C and FISH Series: M— incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement, previously filed with the SEC on March 17, 2000 and incorporated herein by reference.
(ii) Opinion and Consent of Counsel relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.
(iii) Opinion and Consent of Counsel relating to Fish: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated by reference herein.
(iv) Opinion and Consent of Counsel relating to FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.
(v) Opinion and Consent of Counsel relating to Equity Shares: Series I. To be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

(k)	Not applicable.

(l)	Initial Capital Agreement, dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(m)	Not applicable.

(n)	Not applicable.

(o)	Reserved

(p)	(i) Amended and Restated Code of Ethics-Fixed Income Shares, previously filed with Post-Effective Amendment No. 21 on February 28, 2008 and incorporated herein by reference.
(ii) Code of Ethics- Pacific Investment Management Company LLC previously filed with Post-Effective Amendment No. 98 to the Registration Statement of PIMCO Funds (Reg. No. 33-12113) on March 16, 2005, and incorporated herein by reference.
(iii) Code of Ethics-Allianz Global Investors Distributors LLC (formerly known as PIMCO Advisors Distributors LLC), previously filed with Post-Effective Amendment No. 98 to the Registration Statement of PIMCO Funds (Reg. No. 33-12113) on March 16, 2005, and incorporated herein by reference.
(iv) Code of Ethics-Allianz Global Investors of America L.P. and its affiliated subsidiaries including Allianz Global Investors Fund Management LLC, previously filed with Post-Effective Amendment No. 21 on February 28, 2008 and incorporated herein by reference.
(v) Code of Ethics-RCM Capital Management LLC Allianz Global Investors of America L.P. and its affiliated subsidiaries. To be filed by amendment.
(vi) Code of Ethics-Allianz Global Investors Advisory GmbH and its affiliated subsidiaries. To be filed by amendment.
(q) (1)	Power of Attorney for Paul Belica and Robert E. Connor, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(q) (2)	Power of Attorney for William B. Ogden, IV, John C. Maney, John J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III, previously filed with Post-Effective Amendment No. 17 on February 28, 2007 and incorporated herein by reference.
Item 24. Persons Controlled by or Under Common Control with Registrant.
     Not applicable.
Item 25. Indemnification.
     Reference is made to Article VIII, Section 1, of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ''Act’’), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser and Fund Managers.
     See ''Management of the Fund’’ in the Prospectuses (for FISH Series: C, FISH: Series M, FISH: Series R, FISH: Series H and Equity Shares: Series I) and ''Management of the Trust’’ in the Statements of Additional Information regarding the business of the investment adviser of the relevant series of the Trust. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officer and directors of the each investment adviser of the Trust and the subadviser.
     The information relating to Allianz Global Investors Fund Management LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.
     The information relating to the sub-adviser, Pacific Investment Management Company LLC, is incorporated by reference to its Form ADV previously filed electronically on the IARD system.
     The information relating to the sub-advisers, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, is incorporated by reference to their Forms ADV previously filed electronically on the IARD system.

Item 27.    Principal Underwriters.
Principal Underwriters.
(a)	Allianz Global Investors Distributors LLC (the ‘‘Distributor’’) serves as Distributor of shares for the Registrant and also of the PIMCO Funds. The Distributor is an affiliate of Allianz Global Investors Fund Management LLC, the investment adviser and administrator of Series C, Series M, Series R, Series H and Equity Shares: Series I of the Registrant.
(b)

Positions
Name and Principal	Positions and Offices with	and Offices
Business Address*	Principal Underwriter	with Registrant
Brian Gaffney	Managing Director and Chief Executive Officer	None
Andrew J. Meyers	Managing Director and Chief Operating Officer	Vice-President
Erik Aarts	Managing Director	None
Malcolm F. Bishopp	Managing Director	None
Phil Neugebauer	Managing Director	None
Michael J. Puntoriero	Managing Director	None
John Carroll	Executive Vice President	None
William V. Healey	Executive Vice President, Chief Legal Officer and Secretary	Assistant Secretary
Christoph Hofmann	Executive Vice President	None
Kristina S. Hooper	Executive Vice President	None
David B. Jobson	Executive Vice President	None
Steven B. Plump	Executive Vice President	None
Robert J. Rokose	Executive Vice President	None
Jay S. Rosoff	Executive Vice President	None
Mary Catherine Smith	Executive Vice President	None
Mark G. Thomas	Executive Vice President	None
William H. Thomas, Jr.	Executive Vice President	None
Colleen Martin	Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller	None
Richard Kirk	Senior Vice President, Associate General Counsel	Assistant Secretary
Vinh T. Nguyen	Senior Vice President and Treasurer	None
Colin C. Aymond	Senior Vice President	None
Michael Brannan	Senior Vice President	None
Matthew Brown	Senior Vice President	None
Frederick Bruce	Senior Vice President	None
Bryce B. Bulman	Senior Vice President	None
Martin J. Burke	Senior Vice President	None
Richard E. Callinan	Senior Vice President	None
Christopher A. Casenhiser	Senior Vice President	None
Ira W. Cox	Senior Vice President	None
Stephen J. Dane	Senior Vice President	None
Paul DeNicolo	Senior Vice President	None
Eric D. Downing	Senior Vice President	None
Jonathan P. Fessel	Senior Vice President	None
Michael J. Gallagher	Senior Vice President	None
Joe Gengo	Senior Vice President	None
Michaela A. Gibbons	Senior Vice President	None
Ronald H. Gray	Senior Vice President	None

Positions
Name and Principal	Positions and Offices with	and Offices
Business Address*	Principal Underwriter	with Registrant
Dan Hally	Senior Vice President	None
JoAnn Ham	Senior Vice President	None
Ned Hammond	Senior Vice President	None
Jonathan C. Hart	Senior Vice President	None
Derek Hayes	Senior Vice President	None
Timothy J. Higgins	Senior Vice President	None
Chris Horan	Senior Vice President	None
John Hussey	Senior Vice President	None
Jefferey G. Klepacki	Senior Vice President	None
Michael J. Knauss	Senior Vice President	None
Matthew T. Kobata	Senior Vice President	None
Leslie S. Kravetzky	Senior Vice President	None
Stephen Laut	Senior Vice President	None
Robert J. Lewis	Senior Vice President	None
William E. Lynch	Senior Vice President	None
Andy Maloney	Senior Vice President	None
Ann H. McAdams	Senior Vice President	None
Peter J. McCarthy	Senior Vice President	None
Joseph T. McMenamin	Senior Vice President	None
Wayne Meyer	Senior Vice President	None
R. Lee Milburn	Senior Vice President	None
Fiora Moyer	Senior Vice President	None
George Murphy	Senior Vice President	None
Gregory J. Murphy	Senior Vice President	None
Kerry A. Murphy	Senior Vice President	None
Paul R. Nickodemus	Senior Vice President	None
Ryne A. Nishimi	Senior Vice President	None
Kelly Orr	Senior Vice President	None
Joffrey Pearlman	Senior Vice President	None
Glynne Pisapia	Senior Vice President	None
Jennifer Quigley	Senior Vice President	None
Joni H. Rheingold	Senior Vice President	None
Scott Rose	Senior Vice President	None
Stephen M. Rudman	Senior Vice President	None
Thomas H. Scanlan	Senior Vice President	None
Frank E. Siemon Jr.	Senior Vice President	None
Christopher T. Simutis	Senior Vice President	None
Ernesto Small	Senior Vice President	None
Eugene Smith	Senior Vice President	None
Robert Marty Smith	Senior Vice President	None
Fred Teceno	Senior Vice President	None
Barrie L. Tiedemann Jr.	Senior Vice President	None
William T. Toner	Senior Vice President	None
Richard Triolo	Senior Vice President	None
Paul Troyer	Senior Vice President	None
Brenda C. Warkow	Senior Vice President	None
Steve J. Welker	Senior Vice President	None
Scott Whitehouse	Senior Vice President	None
Nick Willett	Senior Vice President	None
Neal Zamore	Senior Vice President	None
Glen Zimmerman	Senior Vice President	None
Isabella Albanese	Vice President	None
Michael T. Allen	Vice President	None
Michael L. Anders	Vice President	None
Jill L. Aronovitz	Vice President	None
David Bechor	Vice President	None

Positions
Name and Principal	Positions and Offices with	and Offices
Business Address*	Principal Underwriter	with Registrant
Wendy Berge	Vice President	None
Clark H. Biggers	Vice President	None
Jennifer A. Brenes	Vice President	None
Deborah Brennan	Vice President	None
John T. Cardillo	Vice President	None
Katherine M. Carroll	Vice President	None
Alice W. Chung	Vice President	None
Cindy Columbo	Vice President	None
Rosemary T. Conlon	Vice President	None
Lesley Cotton	Vice President	None
Daniel D. Daly	Vice President	None
Lucianne DeCicco	Vice President	None
Sean W. Dieterle	Vice President	None
Marc R. Dietrich	Vice President	None
Martha Douvogiannis	Vice President	None
James C. Farrell	Vice President	None
Christopher D. Francis	Vice President	None
Megan L. Frank	Vice President	None
David G. Frederick	Vice President	None
Linda S. Galsim	Vice President	None
Patrice Georgiou	Vice President	None
John A. Harrington	Vice President	None
Seon L. Harry	Vice President	None
James T. Hartnett	Vice President	None
Steve Howell	Vice President	None
Renee W. Hui	Vice President	None
Eileen Ip	Vice President	None
Teresa Jettelson	Vice President	None
Dustin Kanode	Vice President	None
Bryan Knaus	Vice President	None
Matthew A. Koth	Vice President	None
Brooke Leahy O’Connor	Vice President	None
Jeremy Leber	Vice President	None
Troy C. Maag	Vice President	None
Sean P. Maher	Vice President	None
Kimberly McGeever	Vice President	None
Joseph P. Minnix	Vice President	None
William A. Misata	Vice President	None
John F. Moxon	Vice President	None
Jeffrey P. Nizzardo	Vice President	None
Debra C. Ohstrom	Vice President	None
Ralph A. Peluso	Vice President	None
Tiffani A. Potesta	Vice President	None
Shivaun Prendergast	Vice President	None
Peter M. Prinstein	Vice President	None
Julie Rial	Vice President	None
Frank J. Riccio	Vice President	None
John Rotondi	Vice President and Chief Compliance Officer	None
Kevin M. Shanley	Vice President	None
Jeffrey Smith	Vice President	None
Cathleen M. Stahl	Vice President	None
Linda M. Sorensen	Vice President	None
Vadim V. Stephanos	Vice President	None
John J. Stergiou	Vice President	None
Steven R. Storlie	Vice President	None
Ruth Straughn	Vice President	None

Positions
Name and Principal	Positions and Offices with	and Offices
Business Address*	Principal Underwriter	with Registrant
Raad Taha	Vice President	None
Kathleen C. Thompson	Vice President	None
Michael R. Tomlin	Vice President	None
Kerry M. Walsh	Vice President	None
Austin A. Weichbrodt	Vice President	None
Kevin D. Willbrand	Vice President	None
Justin R. Wingate	Vice President	None
Kellie E. Davidson	Assistant Secretary	None

*	Principal business address for all individuals listed is 1345 Avenue of the Americas, New York, NY 10105 or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.
(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.
Item 28.    Location of Accounts and Records.
     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.
Item 29.    Management Services.
Not applicable.
Item 30. Undertakings.
Not applicable.

NOTICE
     A copy of the Second Amended and Restated Agreement and Declaration of Trust of Fixed Income Shares (the ‘‘Trust’’), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 23 (the “Amendment”) to its registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 24th day of April, 2009.

FIXED INCOME SHARES
By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, the Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name and Signature	Capacity	Date

	President and Chief Executive Officer	April 24, 2009
/s/ Brian S. Shlissel	(principal executive officer)

Brian S. Shlissel

	Treasurer and Principal Financial & Accounting Officer	April 24, 2009
/s/ Lawrence G. Altadonna	(principal financial officer and principal accounting officer)

Lawrence G. Altadonna

/s/ Paul Belica	Trustee	April 24, 2009

Paul Belica*

/s/ Robert E. Connor	Trustee	April 24, 2009

Robert E. Connor*

/s/ Hans W. Kertess	Trustee	April 24, 2009

Hans W. Kertess*

/s/ William B. Ogden, IV	Trustee	April 24, 2009

William B. Ogden, IV*

/s/ R. Peter Sullivan III	Trustee	April 24, 2009

R. Peter Sullivan III*

Name and Signature	Capacity	Date

/s/ John C. Maney	Trustee	April 24, 2009
John C. Maney*

*By:	/s/ Brian S. Shlissel
Brian S. Shlissel, Attorney-in-Fact by
Power of Attorney previously filed Date: April 24, 2009